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OMB Number:	3235-0570
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per response:  18.9




UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-05127

Advance Capital I, Inc.
(Exact name of registrant as specified in charter)

		One Towne Square, Suite 444
             Southfield, Michigan                  48076

       (Address of principal executive offices)	(Zip code)

Robert J. Cappelli, President
Advance Capital I, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076

(Name and Address of agent for service)

Registrant's telephone number, including area code:  (248) 350-8543

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.
The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Report to Shareholders.


                           (Advance Capital I Logo)

                              ADVANCE CAPITAL I


                          AN INVESTMENT COMPANY
                              WITH FOUR FUNDS



Semi-Annual Report
June 30, 2009

Table of Contents
1  A Letter to Our Shareholders
3  Financial Highlights
11 Equity Growth Fund
16 Balanced Fund
24 Retirement Income Fund
29 Core Equity Fund
31 Statements of Assets and Liabilities
32 Statements of Operations
33 Statements of Changes in Net Assets
35 Notes to Financial Statements
41 Additional Information


Advance Capital's Pledge:
We understand that investing in any mutual fund is a leap of faith. We recognize that trust, integrity and honesty are just a few of the attributes you should expect from any financial organization. Our commitment to you is to hold true to these standards by putting your interests first at all times. We will work hard each and every day to provide you with quality service as well as our best long-term investment advice. We pledge to maintain the highest standards of TRUST, INTEGRITY & HONESTY in all of our dealings with you.

Sincerely,
Advance Capital I, Inc. Board of Directors
Advance Capital I, Inc. Management and Staff

DEAR SHAREHOLDERS,

SIX MONTH REVIEW
Through the first half of the year, the economy and capital markets narrowly averted disaster. The severe credit problems, which manifested in the mortgage market, continued to ravage the financial system and the economy through the first part of the year. It wasn't until the federal government implemented numerous programs to infuse capital into the banking system and other entities that the capital markets began to stabilize. Still, the growth in Gross Domestic Product (GDP) has been negative for the past four quarters and near term growth appears sluggish. At the same time, the nation's unemployment rate has shot up to 9.5 percent from
5.7 percent this time last year. Companies have shed workers and cut costs to remain profitable amidst the global slowdown. For consumers, the combination of declining home prices, volatile equity markets, high debt loads and rising unemployment has led to a change in psyche. For years, consumers relied on borrowed money to finance a portion of their living standards to the detriment of their personal savings rate. Now, the consumer savings rate has accelerated to a multi-decade high as they compensate for these market pressures and look to reduce their debts. At the same time, U.S. government spending has spiked higher in an attempt to jump-start the economy and simultaneously implement new programs. The consequences of these massive spending plans are higher federal deficits and the potential for higher inflation in the future. In addition, the U.S. dollar has suffered as foreign investors are growing concerned about large federal deficits and weak economic growth. In this environment, the latest read on inflation remains subdued. The Consumer Price Index (CPI) shows consumer prices declining at over 1.0 percent for the past twelve months. The decline in oil prices over the last year, along with declines in other commodities, account for some of this decline. On the manufacturing side, the Producer Price Index
(PPI) has also fallen dramatically over the past six months amidst the global slowdown and inability of businesses to raise prices.
The severe credit induced economic crisis of the past year forced the U.S. government to take unprecedented steps to save the financial system and stabilize the economy. In the early stages, the government passed a massive stimulus bill aimed at promoting job growth by funding a diverse set of public work type projects. As the year progressed, additional programs were launched which specifically targeted the credit problems. In addition, the federal government, along with the treasury department, pumped billions into banks and reworked the auto industry. The government is also trying to help stem foreclosures and rework thousands of high cost mortgages for many cash strapped homeowners. Time will tell the ultimate success of these government initiatives.

CAPITAL MARKET PERFORMANCE
In this volatile environment, the performance in the capital markets was mostly positive through the first six months. The S&P 500 Index returned 3.18 percent while the Nasdaq Composite shot up 16.98 percent. In the S&P 500 Index, the more cyclical and beaten down industries posted some of the best returns. Health Care, Real Estate Services and
Auto Manufacturers were the top performers. At the other end of the spectrum, Oil & Gas Refiners, Specialty Consumer Services and Construction
Materials were some of the worst sectors. In general, the first half of the year proved challenging as investor sentiment appeared to change rapidly.
Through mid March, investors were extremely risk averse. From April through June, investors started to believe that the worst of the economic problems had passed and growth would return by the end of the year. This slight change in sentiment led to a rebound in stocks, with the smallest and riskiest ones posting the best results.

In the fixed income markets, the credit crisis has wreaked havoc for investors. In the early stages of the crisis last fall, investors shunned risk in favor of U.S. treasury securities. This trend continued through the first quarter of this year as economic conditions worsened. Once the government bail-out packages materialized and liquidity flowed back into the markets, fixed income investors came roaring back. Once again, the preference was for mid-quality investment grade and lower quality high yield bonds. As investors waded back into the corporate bond market, the demand for U.S. treasury securities waned. As this unfolded, long maturing treasury securities were hit the hardest.

For the six month period ended June 30th, the Advance Capital I Equity Growth Fund returned
16.16 percent as compared to the Lipper Mid Cap
Growth Index which returned 13.91 percent. The
Balanced Fund, with its 60-40 mix of stocks and bonds posted a return of 6.01 percent, compared to the Lipper Balanced Index which returned 5.95 percent.
The Retirement Income Fund increased 7.92 percent, compared to the Morningstar Intermediate
Bond average which returned 5.70 percent. The
Core Equity Fund returned 6.91 percent, compared to the S&P 500 Index which returned 3.18 percent.

REMAINDER OF THE YEAR
Looking ahead to the remainder of 2009, it appears that some of the negative economic trends are moderating and the lengthy recession is nearing an end. Although economic growth remains negative and the unemployment rate continues to rise, the underpinnings of the economy are slowly stabilizing.
The severely depressed residential real estate market, which was the root cause of the credit crisis, appears to be bottoming. Recent data on new housing starts are positive while the inventory over-hang from foreclosed property is starting to slowly recede. In addition, the relatively low level of mortgage interest rates should help homeowners lower their costs and entice fi rst time buyers to take advantage of the weak market. Yet, this process will take time. For the business sector, earnings have held up reasonably well considering the tremendous economic and credit problems of the past year. Although cuts in employment and other operating expenses were needed to keep earnings reasonable, some positive signs are surfacing. For consumers, the pressures of high unemployment, volatile capital markets and tighter lending standards have forced many individuals to respond accordingly. Many have reduced spending, increased savings and re-evaluated their lifestyles.
While appropriate, this scenario could lead to below average economic growth over the coming years.

For investors, the relief rally in both stocks and corporate bonds could continue, yet moderate through the remainder of the year. This thesis is based upon the combined impact from massive government spending, substantial monetary stimulus and better investor sentiment. In addition, stock valuations appear reasonable and a tremendous amount of cash resides in money market accounts. With money market yields at less than 1.0 percent, investors' appetite for risk and higher returns is likely to gain momentum. In this environment, stock and bond returns are likely to remain volatile, yet trend higher through the remainder of the year as the presumed recovery takes hold.
As always, we remind investors to stay disciplined and focused on the long-term. We thank you for your continued confi dence and look forward to providing you with service and results designed to meet or exceed your long term investment objectives. If you have questions or if we can be of service, please call. Our toll-free number is (800) 345-4783.

Christopher M. Kostiz
President
Advance Capital Management, Inc.

Robert J. Cappelli
President
Advance Capital I, Inc.



ADVANCE CAPITAL I - EQUITY GROWTH FUND (Retail Shares)
FINANCIAL HIGHLIGHTS


SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
---------------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
                                                 Six months
                                                 ended                 Years Ended December 31
                                                 June 30, -----------------------------------------------------------------------
                                                 2009         2008          2007          2006          2005          2004

Net asset value, beginning of year               $12.87       $24.11        $24.87        $25.42        $24.61        $24.41

Income (loss) from investment operations (a)

  Net investment income (loss)                     0.01         0.00         (0.03)        (0.03)       (0.10)         (0.14)
  Net realized and unrealized gain (loss)
    on investments                                 2.07       (11.22)         3.05          2.43         2.56           3.67
                                                 --------------------------------------------------------------------------------
Total from investment operations                   2.08       (11.22)         3.02          2.40         2.46           3.53

Less distributions

  Net realized gain on investments                 0.00        (0.02)        (3.78)        (2.76)       (1.65)         (3.33)
  Return of capital                                0.00         0.00          0.00         (0.19)        0.00           0.00
                                                 --------------------------------------------------------------------------------
Total distributions                                0.00        (0.02)        (3.78)        (2.95)       (1.65)         (3.33)
                                                 --------------------------------------------------------------------------------
Net asset value, end of period                   $14.95       $12.87        $24.11        $24.87       $25.42         $24.61
                                                 ================================================================================
Total Return                                      16.16%(c)   (46.53%)       12.05%         9.39%        9.94%         14.45%


Ratios and Supplemental Data
  Net assets, end of period (in thousands)      $85,767      $83,981      $220,726      $210,179     $196,254       $174,704

  Ratio of expenses to average net assets          1.11%(b)     1.06%         1.01%         1.01%        1.00%          1.00%

  Ratio of net investment income (loss)
    to average net assets                          0.18%(b)    (0.02%)       (0.10%)       (0.10%)      (0.39%)        (0.54%)

  Portfolio turnover rate                            11%(c)       27%           33%           38%          30%            44%


(a) Per share amounts presented are based on average shares outstanding.
(b) Annualized
(c) Not Annualized



ADVANCE CAPITAL I - BALANCED FUND (Retail Shares)
FINANCIAL HIGHLIGHTS


SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
---------------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
                                                 Six months
                                                 ended                 Years Ended December 31
                                                 June 30, -----------------------------------------------------------------------
                                                 2009         2008          2007          2006          2005          2004

Net asset value, beginning of year               $11.80       $17.66        $18.38        $17.92        $17.96        $18.45

Income from investment operations(a)

  Net investment income                            0.21         0.38          0.38          0.39          0.37          0.44

  Net realized and unrealized gain (loss)
    on investments                                 0.49        (5.84)         0.72          1.37          0.47          1.20
                                                 --------------------------------------------------------------------------------
Total from investment operations                   0.70        (5.46)         1.10          1.76          0.84          1.64


Less distributions
  Net investment income                           (0.21)       (0.39)        (0.38)        (0.29)        (0.37)        (0.44)

  Net realized gain on investments                 0.00        (0.01)        (1.44)        (0.90)        (0.51)        (1.69)

  Return of capital                                0.00         0.00          0.00         (0.11)         0.00          0.00
                                                 --------------------------------------------------------------------------------
Total distributions                               (0.21)       (0.40)        (1.82)        (1.30)        (0.88)        (2.13)
                                                 --------------------------------------------------------------------------------
Net asset value, end of period                   $12.29       $11.80        $17.66        $18.38        $17.92        $17.96
                                                 ================================================================================
Total Return                                       6.01%(c)   (31.33%)        6.00%         9.91%         4.79%         9.05%


Ratios and Supplemental Data

  Net assets, end of period (in thousands)     $180,659     $200,199      $400,214      $397,635      $377,837      $345,349

  Ratio of expenses to average net assets          1.10%(b)     1.04%         0.97%         0.93%         0.93%         0.94%

  Ratio of net investment income
    to average net assets                          3.54%(b)     2.48%         1.97%         2.14%         2.08%         2.35%

  Portfolio turnover rate                            25%(c)       41%           36%           35%           30%           39%


(a) Per share amounts presented are based on average shares outstanding.
(b) Annualized
(c) Not Annualized



ADVANCE CAPITAL I - RETIREMENT INCOME FUND (Retail Shares)
FINANCIAL HIGHLIGHTS


SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
---------------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
                                                 Six months
                                                 ended                 Years Ended December 31
                                                 June 30, -----------------------------------------------------------------------
                                                 2009         2008          2007          2006          2005          2004

Net asset value, beginning of year               $ 7.46       $ 9.45        $ 9.68        $ 9.85        $ 10.16       $ 10.06

Income from investment operations(a)

  Net investment income                            0.24         0.52          0.54          0.54           0.53          0.56

  Net realized and unrealized gain (loss)
    on investments                                 0.34        (1.98)        (0.23)        (0.16)         (0.30)         0.10
                                                 --------------------------------------------------------------------------------
Total from investment operations                   0.58        (1.46)         0.31          0.38           0.23          0.66


Less distributions
  Net investment income                           (0.24)       (0.53)        (0.54)        (0.54)         (0.54)        (0.56)

  Return of capital                                0.00         0.00          0.00         (0.01)          0.00          0.00
                                                 --------------------------------------------------------------------------------
Total distributions                               (0.24)       (0.53)        (0.54)        (0.55)         (0.54)        (0.56)
                                                 --------------------------------------------------------------------------------
Net asset value, end of period                   $ 7.80       $ 7.46        $ 9.45        $ 9.68         $ 9.85       $ 10.16
                                                 ================================================================================
Total Return                                       7.92%(c)   (16.03%)        3.33%         3.97%          2.28%         6.78%


Ratios and Supplemental Data
  Net assets, end of period (in thousands)     $321,786     $340,834      $406,932      $402,076       $408,458      $401,610

  Ratio of expenses to average net assets         0.89%(b)     0.83%          0.78%         0.76%          0.74%         0.76%

  Ratio of net investment income
    to average net assets                         6.37%(b)     6.07%          5.69%         5.57%          5.34%         5.58%

  Portfolio turnover rate                           28%(c)       58%            51%           62%            56%           37%



(a) Per share amounts presented are based on average shares outstanding.
(b) Annualized
(c) Not Annualized

ADVANCE CAPITAL I - CORE EQUITY FUND (Retail Shares)
FINANCIAL HIGHLIGHTS


SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
-------------------------------------------------------------
                                                (Unaudited)
                                                 Six months
                                                 ended        Year ended Dec 31
                                                 June 30,     -----------------
                                                 2009               2008

Net asset value, beginning of year              $6.51              $10.00

Income from investment operations(a)

  Net investment income                          0.03                0.06

  Net realized and unrealized gain (loss)
    on investments                               0.42               (3.49)
                                                -------------------------------
Total from investment operations                 0.45               (3.43)

Less distributions

  Net investment income                          0.00               (0.06)
                                                -------------------------------
Total distributions                              0.00               (0.06)
                                                -------------------------------
Net asset value, end of period                  $6.96               $6.51
                                                ===============================
Total Return                                     6.91%(c)          (34.35%)


Ratios and Supplemental Data

  Net assets, end of period (in thousands)     $8,396              $8,469

  Ratio of expenses to average net assets        1.43%(b),(d)        1.39%(d)

  Ratio of expenses to average net assets        1.28%(b),(e)        1.28%(e)

  Ratio of net investment income
    to average net assets                        0.94%(b)            0.66%

  Portfolio turnover rate                          23%(c)              68%


(a) Per share amounts presented are based on average shares outstanding.
(b) Annualized
(c) Not Annualized
(d) Before waivers
(e) Net of waivers



ADVANCE CAPITAL I - EQUITY GROWTH FUND (Institutional Shares)
FINANCIAL HIGHLIGHTS


SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
-------------------------------------------------------------
                                                (Unaudited)
                                                 Six months
                                                 ended        Years ended December 31
                                                 June 30,     -----------------------
                                                 2009         2008          2007
Net asset value, beginning of period             $ 12.81      $ 24.16       $ 27.28

Income from investment operations(a)

  Net investment Income                             0.03         0.06          0.02

  Net realized and unrealized gain (loss)
    on investments                                  2.07       (11.39)         0.64
                                                 ------------------------------------
Total from investment operations                    2.10       (11.33)         0.66

Less distributions

  Net investment Income                             0.00         0.00          0.00

  Net realized gain on investments                  0.00        (0.02)        (3.78)
                                                 ------------------------------------
Total distributions                                 0.00        (0.02)        (3.78)
                                                 ------------------------------------
Net asset value, end of period                   $ 14.91      $ 12.81       $ 24.16
                                                 ====================================
Total Return                                       16.39%(c)   (46.89%)        2.34%


Ratios and Supplemental Data

  Net assets, end of period (in thousands)          $107          $92          $118

  Ratio of expenses to average net assets           0.86%(b)     0.80%         0.77%

  Ratio of net investment income
    to average net assets                           0.42%(b)     0.31%         0.12%

  Portfolio turnover rate                             11%(c)       27%           33%



(a) Per share amounts presented are based on average shares outstanding.
(b) Annualized
(c) Not Annualized



ADVANCE CAPITAL I - BALANCED FUND (Institutional Shares)
FINANCIAL HIGHLIGHTS


SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
-------------------------------------------------------------
                                                (Unaudited)
                                                 Six months
                                                 ended        Years ended December 31
                                                 June 30,     -----------------------
                                                 2009         2008          2007
Net asset value, beginning of period             $ 11.77      $ 17.66       $ 19.43

Income from investment operations(a)

  Net investment Income                             0.22         0.42          0.29

  Net realized and unrealized gain (loss)
    on investments                                  0.49        (5.87)        (0.33)
                                                 ------------------------------------
Total from investment operations                    0.71        (5.45)        (0.04)


Less distributions

  Net investment Income                            (0.22)       (0.43)        (0.29)

  Net realized gain on investments                  0.00        (0.01)        (1.44)
                                                 ------------------------------------
Total distributions                                (0.22)       (0.44)        (1.73)
                                                 ------------------------------------
Net asset value, end of period                   $ 12.26      $ 11.77       $ 17.66
                                                 ====================================
Total Return                                        6.16%(c)   (31.33%)       (0.22%)


Ratios and Supplemental Data

  Net assets, end of period (in thousands)       $   122      $   117       $   175

  Ratio of expenses to average net assets           0.85%(b)     0.79%         0.74%

  Ratio of net investment income
    to average net assets                           3.76%(b)     2.79%         2.25%

  Portfolio turnover rate                             25%(c)       41%           36%



(a) Per share amounts presented are based on average shares outstanding.
(b) Annualized
(c) Not Annualized



ADVANCE CAPITAL I - 	RETIREMENT INCOME FUND (Institutional Shares)
FINANCIAL HIGHLIGHTS


SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
-------------------------------------------------------------
                                                (Unaudited)
                                                 Six months
                                                 ended        Years ended December 31
                                                 June 30,     -----------------------
                                                 2009         2008          2007
Net asset value, beginning of period             $    7.46    $    9.45     $    9.71

Income from investment operations(a)

  Net investment Income                               0.25         0.55          0.36

  Net realized and unrealized gain (loss)
    on investments                                    0.34        (1.99)        (0.25)
                                                 -------------------------------------
Total from investment operations                      0.59        (1.44)         0.11


Less distributions

  Net investment Income                              (0.25)       (0.55)        (0.37)
                                                 -------------------------------------
Total distributions                                  (0.25)       (0.55)        (0.37)
                                                 -------------------------------------
Net asset value, end of period                   $    7.80    $    7.46     $    9.45
                                                 =====================================
Total Return                                          8.05%(c)   (15.82%)        1.19%


Ratios and Supplemental Data

  Net assets, end of period (in thousands)        $  1,589    $   1,841     $   3,508

  Ratio of expenses to average net assets             0.64%(b)     0.58%         0.56%

  Ratio of net investment income
    to average net assets                             6.63%(b)     6.26%         5.92%

  Portfolio turnover rate                               28%(c)       58%           51%


(a) Per share amounts presented are based on average shares outstanding.
(b) Annualized
(c) Not Annualized

ADVANCE CAPITAL I - 	CORE EQUITY FUND (Institutional Shares)
FINANCIAL HIGHLIGHTS


SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
-------------------------------------------------------------
                                                (Unaudited)
                                                 Six months
                                                 ended        Year ended Dec 31
                                                 June 30,     -----------------
                                                 2009              2008

Net asset value, beginning of period             $  6.51         $ 10.00

Income from investment operations(a)

  Net investment Income                             0.06            0.07

  Net realized and unrealized gain (loss)
    on investments                                  0.42           (3.48)
                                                 ------------------------------
Total from investment operations                    0.48           (3.41)

Less distributions

  Net investment Income                             0.00           (0.08)
                                                 ------------------------------
Total distributions                                 0.00           (0.08)
                                                 ------------------------------
Net asset value, end of period                   $  6.99         $  6.51
                                                 ==============================
Total Return                                        7.37%(c)      (34.14%)


Ratios and Supplemental Data

  Net assets, end of period (in thousands)       $   304         $     0(d)

  Ratio of expenses to average net assets           1.02%(b),(e)    1.16%(e)

  Ratio of expenses to average net assets           0.88%(b),(f)    1.05%(f)

  Ratio of net investment income
    to average net assets                           1.84%(b)        0.79%

  Portfolio turnover rate                             23%(c)          68%


(a) Per share amounts presented are based on average shares outstanding.
(b) Annualized
(c) Not Annualized
(d) Amount rounds to zero
(e) Before waivers
(f) Net of waivers

ADVANCE CAPITAL I - EQUITY GROWTH FUND
SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
JUNE 30, 2009

[EDGAR REFERENCE - PIE CHART FOR SUMMARY OF PORTFOLIO
HOLDINGS AS OF JUNE 30, 2009]

Consumer Non-Cyclical       25.2%
Industrial                  14.9%
Technology                  14.6%
Consumer Cyclical           13.4%
Communications               9.7%
Energy                       9.5%
Financial                    5.8%
Basic Materials              4.7%
Cash & Other Assets          2.2%



             Top Ten Holdings*
             -----------------


Express Scripts, Inc.        1.21%
Yum! Brands, Inc.            1.11%
TJX Cos., Inc.               1.05%
St. Jude Medical, Inc.       0.97%
Allergan, Inc.               0.95%
Juniper Networks, Inc.       0.95%
Northern Trust Corp.         0.94%
Broadcom Corp.               0.88%
American Tower Corp.         0.83%
Murphy Oil Corp.             0.80%

* Percentages based on Total Net Assets

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2009

Common Stock                                  Shares        Value
----------------------------------------------------------------------
BASIC MATERIALS - 4.7%
Agnico-Eagle Mines Ltd                        11,000        $ 577,279
Air Products & Chemicals                       4,400          284,196
Albemarle Corp.                                5,800          148,306
Carpenter Technology Corp.                     9,300          193,533
CF Industries Holdings, Inc.                   2,900          215,006
Cliffs Natural Resources, Inc.                 7,300          178,631
Compass Minerals                               3,000          164,730
Ecolab, Inc.                                  14,500          565,355
Eldorado Gold Corp.*                          19,600          175,420
Intrepid Potash, Inc.*                         8,700          244,296
Sherwin-Williams Co.                           5,400          290,250
Sigma-Aldrich Corp.                            5,600          277,536
Sociedad Quimica y Minera - ADR                6,700          242,473
Terra Industries, Inc.                         6,900          167,118
Vulcan Materials Co.                           7,700          331,870

COMMUNICATIONS - 9.7%
American Tower Corp.*                         22,600          712,578
Baidu, Inc. - ADR*                               600          180,654
Cablevision Systems Corp.                     10,300          199,923
Central European Media*                        4,300           84,667
Crown Castle International*                   13,100          314,662
CTC Media, Inc.*                              14,200          167,986
Ctrip.com International Ltd - ADR*             5,000          231,500
Digital River, Inc.*                           6,100          221,552
Discovery Communications*                     11,700          240,201
Expedia, Inc.*                                18,000          271,980
Factset Research Systems                       7,500          374,025
F5 Networks, Inc.*                             6,600          228,426
JDS Uniphase Corp.*                           22,400          128,128
Juniper Networks, Inc.*                       34,600          816,560
Leap Wireless International*                  11,200          368,816
McAfee, Inc.*                                 11,000          464,090
McGraw-Hill Cos., Inc.                        18,800          566,068
MetroPCS Communications*                      24,500          326,095
NeuStar, Inc.*                                 8,000          177,280
NII Holdings, Inc.*                           12,700          242,189
Omnicom Group, Inc.                            7,100          224,218
priceline.com, Inc.*                           3,300          368,115
SBA Communications Corp.*                     19,800          485,892
Shaw Communications, Inc.                     10,200          171,972
Sina Corp.*                                    6,400          188,672
Symantec Corp.*                                9,900          154,242
VeriSign, Inc.*                               14,800          274,096
WPP PLC - ADR                                  4,585          152,497


Common Stock                                  Shares        Value
----------------------------------------------------------------------
CONSUMER, CYCLICAL - 13.4%
Advance Auto Parts, Inc.                       6,500        $ 269,685
AnnTaylor Stores Corp.*                        6,900           55,062
AutoZone, Inc.*                                1,300          196,443
Bed Bath & Beyond, Inc.*                      12,500          384,375
Carmax, Inc.*                                 15,600          229,320
Centex Corp.*                                  4,900           41,454
Chipotle Mexican Grill, Inc.*                  2,300          160,517
Choice Hotels International                    7,500          199,575
Coach, Inc.                                   16,500          443,520
Copart, Inc.*                                  6,200          214,954
Dick's Sporting Goods, Inc.*                   8,100          139,320
DreamWorks Animation*                          7,400          204,166
Family Dollar Stores, Inc.                    12,100          342,430
Fastenal Co.                                   7,800          258,726
Gap, Inc.                                     18,800          308,320
International Game Tech.                      12,300          195,570
KB Home                                        4,000           54,720
Lennar Corp.                                   8,500           82,365
Marriott International, Inc.                  17,364          383,224
Mattel, Inc.                                   8,400          134,820
Men's Wearhouse, Inc.                          6,337          121,544
O'Reilly Automotive, Inc.*                    12,200          464,576
PACCAR, Inc.                                   4,700          152,421
Panera Bread Co.*                              4,100          204,426
PetSmart, Inc.                                 6,800          145,928
Pulte Homes, Inc.*                             6,300           55,629
Ross Stores, Inc.                             13,700          528,820
Skywest, Inc.                                 10,100          103,020
Southwest Airlines Co.                        14,500           97,585
Staples, Inc.                                 12,900          260,322
Starbucks Corp.*                              49,600          688,944
Starwood Hotels & Resorts                      7,000          155,400
Tiffany & Co.                                 15,500          393,080
Tim Hortons, Inc.                             11,700          287,118
TJX Cos., Inc.                                28,800          906,048
Toll Brothers, Inc.*                           7,800          132,366
Tractor Supply Co.*                            4,400          181,808
Urban Outfitters, Inc.*                        8,700          181,743
WABCO Holdings, Inc.*                         14,200          251,340
Williams-Sonoma, Inc.                         14,100          167,367
WMS Industries, Inc.*                          6,100          192,211
WW Grainger, Inc.                              5,000          409,400
Wynn Resorts Ltd*                              5,500          194,150
Yum! Brands, Inc.                             28,700          956,858

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2009

Common Stock                                  Shares        Value
----------------------------------------------------------------------
CONSUMER, NON-CYCLICAL - 25.2%
Alexion Pharmaceuticals, Inc.*                 5,100        $ 209,661
Allergan, Inc.                                17,208          818,757
American Medical Systems*                     13,100          207,504
Apollo Group, Inc.*                            8,329          592,359
Arthrocare Corp.*                              6,300           68,040
Avon Products, Inc.                           25,700          662,546
Biogen Idec, Inc.*                             3,100          139,965
BioMarin Pharmaceutical, Inc.*                 6,700          104,587
Brown-Forman Corp.                             9,625          413,683
Cephalon, Inc.*                                4,400          249,260
Charles River Laboratories*                    5,700          192,375
CIGNA Corp.                                    6,000          144,540
Clorox Co.                                     8,500          474,555
Corporate Executive Board                      7,900          164,004
Covance, Inc.*                                 3,500          172,200
Coventry Health Care, Inc.*                    5,950          111,325
CR Bard, Inc.                                  7,200          536,040
DaVita, Inc.*                                  4,500          222,570
DENTSPLY International, Inc.                   9,900          302,643
DeVry, Inc.                                   11,200          560,448
Edwards Lifesciences Corp.*                    3,500          238,105
Elan Corp PLC - ADR*                          19,700          125,489
Equifax, Inc.                                  6,200          161,820
Express Scripts, Inc.*                        15,100        1,038,125
Gen-Probe, Inc.*                               3,100          133,331
Global Payments, Inc.                          6,100          228,506
Health Net, Inc.*                              6,800          105,740
Henry Schein, Inc.*                            7,500          359,625
Hershey Co.                                    7,600          273,600
Hologic, Inc.*                                12,100          172,425
Humana, Inc.*                                  5,400          174,204
Idexx Laboratories, Inc.*                      6,800          314,160
Illumina, Inc.*                               15,400          599,676
Intuitive Surgical, Inc.*                      2,700          441,882
Iron Mountain, Inc.*                           9,900          284,625
ITT Educational Services, Inc.*                4,100          412,706
JM Smucker Co.                                 4,800          233,568
Laboratory Corp of America*                    6,100          413,519
Life Technologies Corp.*                       5,900          246,148
Lincare Holdings, Inc.*                        6,500          152,880
Lorillard, Inc.                                8,300          562,491
Manpower, Inc.                                 3,600          152,424
Martek Biosciences Corp.*                      5,100          107,865
Masimo Corp.*                                  4,500          108,495
McCormick & Co., Inc.                         14,200          461,926
McKesson Corp.                                 4,200          184,800


Common Stock                                  Shares        Value
----------------------------------------------------------------------
CONSUMER, NON-CYCLICAL - 25.2% (continued)
Mead Johnson Nutrition Co.                     8,500       $  270,045
Millipore Corp.*                               2,400          168,504
Monster Worldwide, Inc.*                      12,100          142,901
Moody's Corp.                                 15,500          408,425
Myriad Genetics, Inc.*                         4,200          149,730
Myriad Pharmaceuticals, Inc.*                  1,050            4,883
New Oriental Education - ADR*                  3,600          242,496
Patterson Cos., Inc.*                          7,000          151,900
Paychex, Inc.                                 22,987          579,272
QIAGEN NV*                                    11,000          204,490
Quanta Services, Inc.*                        18,700          432,531
Quest Diagnostics, Inc.                        8,122          458,325
ResMed, Inc.*                                  3,900          158,847
Ritchie Bros Auctioneers                      19,800          464,310
Robert Half International, Inc.               11,300          266,906
SEI Investments Co.                            8,700          156,948
St Jude Medical, Inc.*                        20,200          830,220
Strayer Education, Inc.                          900          196,299
Techne Corp.                                   5,300          338,193
Varian Medical Systems, Inc.*                  8,600          302,204
Vertex Pharmaceuticals, Inc.*                 11,370          408,979
VistaPrint Ltd*                                6,200          264,430
Warner Chilcott Ltd*                          13,300          174,895
Western Union Co.                             34,700          569,080
Whole Foods Market, Inc.*                      8,200          155,636
Zimmer Holdings, Inc.*                         3,200          136,320

ENERGY - 9.5%
Arch Coal, Inc.                                9,500          146,015
Baker Hughes, Inc.                             4,800          174,912
Bill Barrett Corp.*                            6,800          186,728
BJ Services Co.                               12,400          169,012
Cabot Oil & Gas Corp.                         13,000          398,320
Cameron International Corp.*                  14,500          410,350
Complete Production*                          11,800           75,048
Concho Resources, Inc.*                       20,800          596,752
Consol Energy, Inc.                            7,700          261,492
Core Laboratories                              4,600          400,890
Diamond Offshore Drilling                      4,800          398,640
First Solar, Inc.*                             1,400          227,080
FMC Technologies, Inc.*                       11,400          428,412
Forest Oil Corp.*                             21,600          322,272
Foundation Coal Holdings                       9,200          258,612
GT Solar International, Inc.*                 19,400          103,402
Mariner Energy, Inc.*                         14,600          171,550
Massey Energy Co.                              7,900          154,366

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2009


Common Stock                                  Shares        Value
----------------------------------------------------------------------
ENERGY - 9.5% (continued)
Murphy Oil Corp.                              12,700        $ 689,864
Nabors Industries Ltd*                        10,000          155,800
Newfield Exploration Co.*                     10,700          349,569
Oceaneering International, Inc.*               5,600          253,120
Peabody Energy Corp.                           6,200          186,992
SandRidge Energy, Inc.*                        9,100           77,532
Smith International, Inc.                     19,400          499,550
Southwestern Energy Co.*                       5,000          194,250
Sunoco, Inc.                                   4,000           92,800
Tetra Technologies, Inc.*                     16,000          127,360
Ultra Petroleum Corp.*                        11,600          452,400
Williams Cos., Inc.                           11,600          181,076

FINANCIAL - 5.8%
AON Corp.                                      6,900          261,303
Arch Capital Group Ltd*                        4,500          263,610
Assurant, Inc.                                 4,300          103,587
Axis Capital Holdings Ltd                      5,700          149,226
BlackRock, Inc.                                  900          157,878
CME Group, Inc.                                  500          155,560
Eaton Vance Corp.                             12,400          331,700
Federated Investors, Inc.                      7,100          171,039
Franklin Resources, Inc.                       2,500          180,025
HCC Insurance Holdings, Inc.                   9,400          225,694
Interactive Brokers Group, Inc.*               8,800          136,664
IntercontinentalExchange, Inc.*                5,600          639,744
Janus Capital Group, Inc.                     13,800          157,320
Lazard Ltd                                     5,900          158,828
Northern Trust Corp.                          15,100          810,568
NYSE Euronext                                  5,900          160,775
optionsXpress Holdings, Inc.*                 11,200          173,936
RenaissanceRe Holdings                         4,600          214,084
SLM Corp.*                                    24,300          249,561
SVB Financial Group.*                          4,500          122,490
WR Berkley Corp.                               8,100          173,907

INDUSTRIAL - 14.9%
Alliant Techsystems, Inc.*                     2,900          238,844
AMETEK, Inc.                                  11,200          387,296
Amphenol Corp.                                 6,200          196,168
CH Robinson Worldwide, Inc.                   10,900          568,435
Cogent, Inc.*                                 17,000          182,410
Cummins, Inc.                                  8,800          309,848
Cymer, Inc.*                                   6,500          193,245
Dolby Laboratories, Inc.*                     11,600          432,448
Donaldson Co., Inc.                            9,200          318,688
Empresa Brasileira - ADR*                      9,900          163,944


Common Stock                                  Shares        Value
----------------------------------------------------------------------
INDUSTRIAL - 14.9% (continued)
Expeditors International                      16,900        $ 563,446
FLIR Systems, Inc.*                            5,600          126,336
Flowserve Corp.                                3,400          237,354
Fluor Corp.                                   13,000          666,770
Foster Wheeler AG*                            15,600          370,500
General Cable Corp.*                           5,500          206,690
Gentex Corp.                                  15,000          174,000
Goodrich Corp.                                11,200          559,664
Graco, Inc.                                    5,000          110,100
Harsco Corp.                                   5,000          141,500
IDEX Corp.                                     7,325          179,975
II-VI, Inc.*                                   4,500          100,035
Itron, Inc.*                                   2,200          121,154
ITT Corp.                                      5,600          249,200
Jabil Circuit, Inc.                           22,700          168,434
Joy Global, Inc.                              11,000          392,920
Landstar System, Inc.                         13,400          482,132
McDermott International, Inc.*                14,800          300,588
Mettler-Toledo International*                  2,200          169,730
National Instruments Corp.                     8,550          192,888
Pall Corp.                                     8,400          223,104
Precision Castparts Corp.                      8,000          584,240
Republic Services, Inc.                       13,650          333,197
Rockwell Automation, Inc.                      9,800          314,776
Rockwell Collins, Inc.                         9,100          379,743
Roper Industries, Inc.                         5,800          262,798
Stericycle, Inc.*                              9,900          510,147
Terex Corp.*                                  11,400          137,598
Trimble Navigation Ltd*                       21,300          418,119
Valmont Industries, Inc.                       4,200          302,736
Wabtec Corp.                                   4,500          144,765
Waste Connections, Inc.*                       5,900          152,869
Waters Corp.*                                  6,100          313,967
Zebra Technologies Corp.*                      9,300          220,038

TECHNOLOGY - 14.6%
Activision Blizzard, Inc.*                    20,708          261,542
Adobe Systems, Inc.*                          12,200          345,260
Altera Corp.                                  27,700          451,233
American Reprographics Co.*                   12,300          102,336
Analog Devices, Inc.                          17,300          428,694
ANSYS, Inc.*                                  10,600          330,296
Autodesk, Inc.*                               17,700          335,946
BMC Software, Inc.*                            8,800          297,352
Broadcom Corp.*                               30,600          758,574
Cerner Corp.*                                  3,400          211,786

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2009

Common Stock                                  Shares        Value
----------------------------------------------------------------------
TECHNOLOGY - 14.6% (continued)
Check Point Software Tech.*                    6,300        $ 147,861
Citrix Systems, Inc.*                          9,500          302,955
Cognizant Technology*                         17,312          462,230
Dun & Bradstreet Corp.                         5,600          454,776
Electronic Arts, Inc.*                        11,100          241,092
Fairchild Semiconductor*                      11,600           81,084
Fidelity National Information                  7,300          145,708
Fiserv, Inc.*                                  3,900          178,269
Integrated Device Technology*                 14,900           89,996
Intersil Corp.                                11,900          149,583
Intuit, Inc.*                                 16,600          467,954
Jack Henry & Associates, Inc.                  8,500          176,375
Kla-Tencor Corp.                               5,700          143,925
Lam Research Corp.*                            7,300          189,800
Linear Technology Corp.                       17,000          396,950
Logitech International SA*                    13,500          189,405
Marvell Technology Group*                     40,900          476,076
Maxim Integrated Products                     11,300          177,297
MEMC Electronic Materials*                     9,700          172,757
Microchip Technology, Inc.                    13,057          294,435
National Semiconductor Corp.                  12,000          150,600


Common Stock                                  Shares        Value
----------------------------------------------------------------------
TECHNOLOGY - 14.6% (continued)
NetApp, Inc.*                                 21,000        $ 414,120
Nvidia Corp.*                                 32,500          366,925
ON Semiconductor Corp.*                       20,100          137,886
Perot Systems Corp.*                          14,500          207,785
QLogic Corp.*                                 14,600          185,128
Red Hat, Inc.*                                26,000          523,380
Salesforce.com, Inc.*                          9,700          370,249
Seagate Technology*                           39,900          417,354
Silicon Laboratories, Inc.*                    6,200          235,476
Synopsys, Inc.*                                8,800          171,688
Teradyne, Inc.*                               20,300          139,258
Varian Semiconductor*                          7,100          170,329
Xilinx, Inc.                                  23,400          478,764
                                                         ------------
TOTAL COMMON STOCK - 97.8%
       (Cost $97,394,008)                                  83,970,710

TOTAL INVESTMENTS IN SECURITIES - 97.8%
       (Cost $97,394,008)                                  83,970,710
                                                         ------------

OTHER ASSETS LESS LIABILITIES - 2.2%                        1,903,580
                                                         ------------
TOTAL NET ASSETS - 100.0%                                 $85,874,289
                                                         ============

**Securities are non-income producing
ADR - American Depository Receipt

ADVANCE CAPITAL I - BALANCED FUND
SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
JUNE 30, 2009

[EDGAR REFERENCE - PIE CHART FOR SUMMARY OF PORTFOLIO
HOLDINGS AS OF JUNE 30, 2009]

Large-Cap Stocks................ 31.1%
Investment Grade................ 33.3%
Mid-Cap Stocks.................. 27.6%
Mortgage-Backed.................  5.1%
Cash & Other Assets.............  2.9%


         Top Equity Holdings*

Johnson & Johnson........................... 1.14%
Exxon Mobil Corp............................ 1.06%
Chevron Corp................................ 1.03%
Verizon Communications, Inc................. 1.01%
AT&T, Inc................................... 0.98%

         Top Fixed Income Holdings*

Comcast Holdings Corp. 10.625% 2012......... 1.29%
Anheuser-Busch InBev 7.750% 2019............ 1.21%
TW, Inc. 9.150% 2023........................ 1.20%
ArcelorMittal USA Partnership 9.750% 2014... 1.16%
Teva Pharmaceutical Finance 5.550% 2016..... 1.14%

* Percentages based on Total Net Assets

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2009

Common Stock                                  Shares        Value
----------------------------------------------------------------------
BASIC MATERIALS - 3.8%
Agnico-Eagle Mines Ltd                        18,100        $ 949,888
Air Products & Chemicals                       6,500          419,835
Albemarle Corp.                                2,200           56,254
BHP Billiton Ltd - ADR                         9,500          519,935
Carpenter Technology Corp.                    13,200          274,692
CF Industries Holdings, Inc.                   1,100           81,554
Cliffs Natural Resources, Inc.                 2,800           68,516
Compass Minerals                               1,200           65,892
Ecolab, Inc.                                   4,800          187,152
Eldorado Gold Corp.*                           7,400           66,230
EI Du Pont de Nemours                          8,200          210,084
Freeport-McMoRan*                             12,600          631,386
Intrepid Potash, Inc.*                         4,100          115,128
Nucor Corp.                                    4,800          213,264
Potash Corp.                                   3,700          344,285
Praxair, Inc.                                  4,700          334,029
Rio Tinto PLC - ADR                            1,900          311,353
Sherwin-Williams Co.                           8,600          462,250
Sigma-Aldrich Corp.                            2,500          123,900
Sociedad Quimica y Minera - ADR               10,000          361,900
Terra Industries, Inc.                         2,500           60,550
Vale SA - ADR                                 29,600          521,848
Vulcan Materials Co.                          10,600          456,860

COMMUNICATIONS - 5.2%
America Movil - ADR                            6,300          243,936
American Tower Corp.*                          8,600          271,158
AT&T, Inc.                                    71,100        1,766,124
Baidu, Inc. - ADR*                               300           90,327
Cablevision Systems Corp.                      3,000           58,230
Central European Media*                        2,600           51,194
Cisco Systems, Inc.*                          18,100          337,565
Crown Castle International*                    5,200          124,904
CTC Media, Inc.*                               4,000           47,320
Ctrip.com International Ltd - ADR*             1,800           83,340
Digital River, Inc.*                           1,800           65,376
Discovery Communications*                      5,600          114,968
eBay, Inc.*                                   13,800          236,394
Expedia, Inc.*                                 8,200          123,902
Factset Research Systems                       3,000          149,610
F5 Networks, Inc.*                             2,700           93,447
JDS Uniphase Corp.*                            9,300           53,196
Juniper Networks, Inc.*                       12,900          304,440
Leap Wireless International*                   4,300          141,599
McAfee, Inc.*                                  3,900          164,541
McGraw-Hill Cos., Inc.                        28,500          858,135
MetroPCS Communications*                       8,400          111,804


Common Stock                                  Shares        Value
----------------------------------------------------------------------
COMMUNICATIONS - 5.2% (continued)
NeuStar, Inc.*                                 2,400        $  53,184
NII Holdings, Inc.*                            4,000           76,280
Nokia OYJ - ADR                               14,900          217,242
Omnicom Group, Inc.                            8,600          271,588
priceline.com, Inc.*                           1,000          111,550
SBA Communications Corp.*                      7,000          171,780
Shaw Communications, Inc.                      3,100           52,266
Sina Corp.*                                    2,200           64,856
Symantec Corp.*                               17,300          269,534
Time Warner, Inc.                              7,766          195,626
VeriSign, Inc.*                                5,200           96,304
Verizon Communications, Inc.                  59,200        1,819,216
Walt Disney Co.                               13,400          312,622
WPP PLC - ADR                                  8,089          269,040

CONSUMER, CYCLICAL - 5.6%
Advance Auto Parts, Inc.                       2,800          116,172
AnnTaylor Stores Corp.*                        1,900           15,162
AutoZone, Inc.*                                  500           75,555
Bed Bath & Beyond, Inc.*                       5,300          162,975
Carmax, Inc.*                                  5,900           86,730
Centex Corp.*                                  1,600           13,536
Chipotle Mexican Grill, Inc.*                    800           55,832
Choice Hotels International                    2,700           71,847
Coach, Inc.                                    6,500          174,720
Copart, Inc.*                                  1,600           55,472
CVS Caremark Corp.                            12,000          382,440
Dick's Sporting Goods, Inc.*                   3,500           60,200
DreamWorks Animation*                          2,100           57,939
Family Dollar Stores, Inc.                     4,900          138,670
Fastenal Co.                                   3,400          112,778
Gap, Inc.                                     20,200          331,280
Home Depot, Inc.                              48,000        1,134,240
International Game Tech.                       5,500           87,450
KB Home                                        1,500           20,520
Lennar Corp.                                  20,000          193,800
Marriott International, Inc.                   8,130          179,428
Mattel, Inc.                                  17,900          287,295
McDonald's Corp.                               3,700          212,713
Men's Wearhouse, Inc.                          3,275           62,815
Nike, Inc.                                     4,200          217,476
O'Reilly Automotive, Inc.*                     4,600          175,168
PACCAR, Inc.                                   8,300          269,169
Panera Bread Co.*                              1,900           94,734
PetSmart, Inc.                                 5,100          109,446
Pulte Homes, Inc.*                             2,500           22,075
Ross Stores, Inc.                              4,800          185,280

                     See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2009

Common Stock                                  Shares        Value
----------------------------------------------------------------------
CONSUMER, CYCLICAL - 5.6% (continued)
Skywest, Inc.                                  2,800       $   28,560
Southwest Airlines Co.                        32,400          218,052
Staples, Inc.                                 13,800          278,484
Starbucks Corp.*                              18,700          259,743
Starwood Hotels & Resorts                     12,600          279,720
Tiffany & Co.                                 14,100          357,576
Tim Hortons, Inc.                              4,200          103,068
TJX Cos., Inc.                                25,900          814,814
Toll Brothers, Inc.*                           2,700           45,819
Tractor Supply Co.*                            2,200           90,904
Urban Outfitters, Inc.*                        4,000           83,560
WABCO Holdings, Inc.*                          4,800           84,960
Walgreen Co.                                   7,500          220,500
Wal-Mart Stores, Inc.                         17,800          862,232
Williams-Sonoma, Inc.                          5,500           65,285
WMS Industries, Inc.*                          2,100           66,171
WW Grainger, Inc.                              5,600          458,528
Wynn Resorts Ltd*                              2,000           70,600
Yum! Brands, Inc.                             16,200          540,108

CONSUMER, NON-CYCLICAL - 14.6%
Abbott Laboratories                            8,275          389,256
Aetna, Inc.                                    6,700          167,835
Alexion Pharmaceuticals, Inc.*                 1,700           69,887
Allergan, Inc.                                 6,340          301,657
Altria Group, Inc.                            25,000          409,750
American Medical Systems*                      4,400           69,696
Amgen, Inc.*                                  18,700          989,978
Apollo Group, Inc.*                            3,245          230,784
Arthrocare Corp.*                              2,000           21,600
AstraZeneca PLC - ADR                          5,100          225,114
Automatic Data Processing                     13,300          471,352
Avon Products, Inc.                           19,700          507,866
Baxter International, Inc.                     4,400          233,024
Biogen Idec, Inc.*                             1,400           63,210
BioMarin Pharmaceutical, Inc.*                 4,100           64,001
Brown-Forman Corp.                             7,825          336,319
Cephalon, Inc.*                                1,700           96,305
Charles River Laboratories*                    1,900           64,125
CIGNA Corp.                                   11,600          279,444
Clorox Co.                                     7,400          413,142
Coca-Cola Co.                                 14,700          705,453
Colgate-Palmolive Co.                          3,300          233,442
Corporate Executive Board                      2,700           56,052
Covance, Inc.*                                 1,500           73,800
Coventry Health Care, Inc.*                    1,850           34,614
Covidien Plc                                  11,000          411,840


Common Stock                                  Shares        Value
----------------------------------------------------------------------
CONSUMER, NON-CYCLICAL - 14.6% (continued)
CR Bard, Inc.                                  2,800        $ 208,460
DaVita, Inc.*                                  2,450          121,177
DENTSPLY International, Inc.                   3,500          106,995
DeVry, Inc.                                    4,700          235,188
Diageo PLC - ADR                               6,800          389,300
Edwards Lifesciences Corp.*                    1,700          115,651
Elan Corp PLC - ADR*                           8,700           55,419
Eli Lilly & Co.                               19,600          678,944
Equifax, Inc.                                  2,200           57,420
Express Scripts, Inc.*                         5,700          391,875
General Mills, Inc.                            4,300          240,886
Gen-Probe, Inc.*                                 800           34,408
GlaxoSmithKline PLC - ADR                      5,400          190,836
Global Payments, Inc.                          1,600           59,936
Health Net, Inc.*                              2,600           40,430
Henry Schein, Inc.*                            2,400          115,080
Hershey Co.                                    3,000          108,000
Hologic, Inc.*                                 3,700           52,725
Humana, Inc.*                                  1,800           58,068
Idexx Laboratories, Inc.*                      3,300          152,460
Illumina, Inc.*                                5,600          218,064
Intuitive Surgical, Inc.*                      1,000          163,660
Iron Mountain, Inc.*                           3,912          112,470
ITT Educational Services, Inc.*                1,500          150,990
JM Smucker Co.                                 2,300          111,918
Johnson & Johnson                             36,300        2,061,840
Kellogg Co.                                    4,900          228,193
Kimberly-Clark Corp.                           9,100          477,113
Kraft Foods, Inc.                              9,194          232,976
Laboratory Corp of America*                    2,500          169,475
Life Technologies Corp.*                       3,200          133,504
Lincare Holdings, Inc.*                        1,900           44,688
Lorillard, Inc.                               10,000          677,700
Manpower, Inc.                                 1,400           59,276
Martek Biosciences Corp.*                      3,200           67,680
Masimo Corp.*                                  1,600           38,576
McCormick & Co., Inc.                         12,500          406,625
McKesson Corp.                                 6,800          299,200
Mead Johnson Nutrition Co.                     9,300          295,461
Medtronic, Inc.                               12,200          425,658
Merck & Co., Inc.                             26,800          749,328
Millipore Corp.*                               1,100           77,231
Monster Worldwide, Inc.*                       5,700           67,317
Moody's Corp.                                 30,900          814,215
Myriad Genetics, Inc.*                         1,400           49,910
Myriad Pharmaceuticals, Inc.*                    350            1,628


                     See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2009

Common Stock                                  Shares        Value
----------------------------------------------------------------------
CONSUMER, NON-CYCLICAL - 14.6% (continued)
New Oriental Education - ADR*                  1,100        $  74,096
Patterson Cos., Inc.*                          2,500           54,250
Paychex, Inc.                                 21,493          541,624
PepsiCo., Inc.                                 7,100          390,216
Pfizer, Inc.                                  15,686          235,290
Philip Morris International                   20,700          902,934
Procter & Gamble Co.                          32,900        1,681,190
QIAGEN NV*                                     3,400           63,206
Quanta Services, Inc.*                         7,000          161,910
Quest Diagnostics, Inc.                        9,888          557,980
ResMed, Inc.*                                  1,200           48,876
Ritchie Bros Auctioneers                       7,300          171,185
Robert Half International, Inc.                3,600           85,032
SEI Investments Co.                            4,300           77,572
St Jude Medical, Inc.*                         7,400          304,140
Strayer Education, Inc.                          400           87,244
Sysco Corp.                                    7,800          175,344
Techne Corp.                                   2,800          178,668
UnitedHealth Group, Inc.                      15,700          392,186
Varian Medical Systems, Inc.*                  3,500          122,990
Vertex Pharmaceuticals, Inc.*                  3,550          127,694
VistaPrint Ltd*                                2,200           93,830
Warner Chilcott Ltd*                           3,700           48,655
WellPoint, Inc.*                              10,400          529,256
Western Union Co.                             25,600          419,840
Whole Foods Market, Inc.*                      3,100           58,838
Zimmer Holdings, Inc.*                         6,300          268,380

ENERGY - 8.9%
Apache Corp.                                   2,800          202,020
Arch Coal, Inc.                                3,400           52,258
Baker Hughes, Inc.                             7,100          258,724
Bill Barrett Corp.*                            2,200           60,412
BJ Services Co.                               21,200          288,956
BP PLC - ADR                                  23,892        1,139,171
Cabot Oil & Gas Corp.                          5,300          162,392
Chevron Corp.                                 28,042        1,857,783
Cameron International Corp.*                   5,700          161,310
Complete Production*                          11,000           69,960
Concho Resources, Inc.*                        7,600          218,044
Consol Energy, Inc.                            8,700          295,452
Core Laboratories                              1,800          156,870
Devon Energy Corp.                             5,900          321,550
Diamond Offshore Drilling                      6,200          514,910
EOG Resources, Inc.                            4,700          319,224
Exxon Mobil Corp.                             27,502        1,922,665
First Solar, Inc.*                               400           64,880


Common Stock                                  Shares        Value
----------------------------------------------------------------------
ENERGY - 8.9% (continued)
FMC Technologies, Inc.*                        4,200        $ 157,836
Forest Oil Corp.*                             20,200          301,384
Foundation Coal Holdings                       3,500           98,385
GT Solar International, Inc.*                  9,500           50,635
Mariner Energy, Inc.*                          5,200           61,100
Massey Energy Co.                              2,000           39,080
Murphy Oil Corp.                              18,300          994,056
Nabors Industries Ltd*                         4,400           68,552
Newfield Exploration Co.*                     11,500          375,705
Occidental Petroleum Corp.                     7,000          460,670
Oceaneering International, Inc.*               2,400          108,480
Peabody Energy Corp.                          20,000          603,200
Petroleo Brasileiro SA - ADR                  12,300          410,328
Royal Dutch Shell PLC - ADR                   13,800          692,622
SandRidge Energy, Inc.*                        3,500           29,820
Schlumberger Ltd                               6,560          354,962
Smith International, Inc.                     15,100          388,825
Southwestern Energy Co.*                       1,900           73,815
Sunoco, Inc.                                   1,300           30,160
Tetra Technologies, Inc.*                      5,700           45,372
Total SA - ADR                                19,900        1,079,177
Ultra Petroleum Corp.*                        13,400          522,600
Weatherford International Ltd*                12,300          240,588
Williams Cos., Inc.                           17,400          271,614
XTO Energy, Inc.                              14,000          533,960

FINANCIAL - 7.3%
Aflac, Inc.                                    9,900          307,791
AON Corp.                                     15,800          598,346
Arch Capital Group Ltd*                        7,800          456,924
Assurant, Inc.                                 1,200           28,908
AvalonBay Communities, Inc.                    5,094          284,958
Axis Capital Holdings Ltd                      2,000           52,360
Bank of New York                              29,371          860,864
BB&T Corp.                                    10,700          235,186
BlackRock, Inc.                                  400           70,168
Chubb Corp.                                   17,100          681,948
City National Corp.                            5,400          198,882
CME Group, Inc.                                  200           62,224
Eaton Vance Corp.                              4,500          120,375
Equity Residential                             8,200          182,286
Essex Property Trust, Inc.                     3,000          186,690
Federated Investors, Inc.                     14,800          356,532
Franklin Resources, Inc.                       5,400          388,854
HCC Insurance Holdings, Inc.                  12,700          304,927
Interactive Brokers Group, Inc.*               3,100           48,143
IntercontinentalExchange, Inc.*                2,000          228,480


               See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2009

Common Stock                                  Shares        Value
----------------------------------------------------------------------
FINANCIAL - 7.3% (continued)
Janus Capital Group, Inc.                      5,500        $  62,700
JPMorgan Chase & Co.                          20,200          689,022
Keycorp                                       41,300          216,412
Lazard Ltd                                     2,000           53,840
Northern Trust Corp.                          23,700        1,272,216
NYSE Euronext                                  9,200          250,700
optionsXpress Holdings, Inc.*                  4,800           74,544
PNC Financial Services                         8,300          322,123
Progressive Corp.*                            22,100          333,931
RenaissanceRe Holdings                         8,800          409,552
Simon Property Group, Inc.                     4,007          206,078
SLM Corp.*                                    40,200          412,854
State Street Corp.                            13,300          627,760
SVB Financial Group.*                          2,800           76,216
Travelers Cos., Inc.                          12,700          521,208
US Bancorp                                    41,828          749,558
Wells Fargo & Co.                             37,760          916,058
WR Berkley Corp.                              15,000          322,050

INDUSTRIAL - 6.2%
3M Co.                                         7,400          444,740
Agilent Technologies, Inc.*                   11,300          229,503
Alliant Techsystems, Inc.*                     3,500          288,260
AMETEK, Inc.                                   3,500          121,030
Amphenol Corp.                                 2,300           72,772
Boeing Co.                                     6,340          269,450
Caterpillar, Inc.                              5,800          191,632
CH Robinson Worldwide, Inc.                    4,200          219,030
Cogent, Inc.*                                  4,100           43,993
CSX Corp.                                      6,300          218,169
Cummins, Inc.                                  2,100           73,941
Cymer, Inc.*                                   2,200           65,406
Dolby Laboratories, Inc.*                      4,400          164,032
Donaldson Co., Inc.                            3,700          128,168
Emerson Electric Co.                          14,000          453,600
Empresa Brasileira - ADR*                     13,400          221,904
Expeditors International                       6,300          210,042
FLIR Systems, Inc.*                            3,400           76,704
Flowserve Corp.                                1,300           90,753
Fluor Corp.                                    5,100          261,579
Foster Wheeler AG*                             5,800          137,750
General Cable Corp.*                           2,500           93,950
General Dynamics Corp.                         6,600          365,574
Gentex Corp.                                   3,400           39,440
Goodrich Corp.                                10,800          539,676
Graco, Inc.                                    2,300           50,646
Harsco Corp.                                   1,900           53,770


Common Stock                                  Shares        Value
----------------------------------------------------------------------
INDUSTRIAL - 6.2% (continued)
Honeywell International, Inc.                  7,600        $ 238,640
IDEX Corp.                                     2,025           49,754
II-VI, Inc.*                                   2,300           51,129
Illinois Tool Works, Inc.                      5,900          220,306
Itron, Inc.*                                   1,400           77,098
ITT Corp.                                      7,700          342,650
Jabil Circuit, Inc.                            6,200           46,004
Joy Global, Inc.                              13,900          496,508
Landstar System, Inc.                          4,600          165,508
Lockheed Martin Corp.                          7,500          604,875
McDermott International, Inc.*                 6,400          129,984
Mettler-Toledo International*                  1,200           92,580
National Instruments Corp.                     2,550           57,528
Northrop Grumman Corp.                         4,000          182,720
Pall Corp.                                     4,400          116,864
Precision Castparts Corp.                      3,000          219,090
Republic Services, Inc.                       21,050          513,831
Rockwell Automation, Inc.                     10,700          343,684
Rockwell Collins, Inc.                         3,500          146,055
Roper Industries, Inc.                         1,600           72,496
Stericycle, Inc.*                              4,100          211,273
Terex Corp.*                                   4,000           48,280
Trimble Navigation Ltd*                        8,000          157,040
Union Pacific Corp.                            8,200          426,892
United Parcel Service, Inc.                    3,500          174,965
United Technologies Corp.                      8,100          420,876
Valmont Industries, Inc.                       1,900          136,952
Wabtec Corp.                                   1,600           51,472
Waste Connections, Inc.*                       2,100           54,411
Waters Corp.*                                  2,500          128,675
Zebra Technologies Corp.*                      1,700           40,222

TECHNOLOGY - 4.7%
Accenture Ltd                                  8,100          271,026
Activision Blizzard, Inc.*                     5,642           71,258
Adobe Systems, Inc.*                           5,400          152,820
Altera Corp.                                   9,500          154,755
American Reprographics Co.*                    4,400           36,608
Analog Devices, Inc.                          14,600          361,788
ANSYS, Inc.*                                   4,200          130,872
Autodesk, Inc.*                                6,800          129,064
BMC Software, Inc.*                            4,400          148,676
Broadcom Corp.*                               11,700          290,043
Cerner Corp.*                                  1,200           74,748
Check Point Software Tech.*                    1,800           42,246
Citrix Systems, Inc.*                          4,000          127,560
Cognizant Technology*                          5,036          134,461

                 See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2009

Common Stock                                  Shares        Value
----------------------------------------------------------------------
TECHNOLOGY - 4.7% (continued)
Dell, Inc.*                                   19,000        $ 260,870
Dun & Bradstreet Corp.                         2,400          194,904
Electronic Arts, Inc.*                         3,200           69,504
EMC Corp.*                                    14,100          184,710
Fairchild Semiconductor*                       3,800           26,562
Fidelity National Information                  2,400           47,904
Fiserv, Inc.*                                  1,650           75,422
Integrated Device Technology*                  5,100           30,804
Intel Corp.                                   33,700          557,735
Intersil Corp.                                 3,600           45,252
Intuit, Inc.*                                  6,800          191,692
Jack Henry & Associates, Inc.                  2,300           47,725
Kla-Tencor Corp.                               2,200           55,550
Lam Research Corp.*                            2,100           54,600
Linear Technology Corp.                       19,200          448,320
Logitech International SA*                     4,300           60,329
Marvell Technology Group*                     14,600          169,944
Maxim Integrated Products                      3,100           48,639
MEMC Electronic Materials*                     3,300           58,773
Microchip Technology, Inc.                    13,012          293,421
Microsoft Corp.                               37,100          881,867
National Semiconductor Corp.                  18,300          229,665
NetApp, Inc.*                                  7,500          147,900
Nvidia Corp.*                                 10,500          118,545
ON Semiconductor Corp.*                        6,900           47,334
Oracle Corp.                                  10,900          233,478
Perot Systems Corp.*                           5,000           71,650


Common Stock                                  Shares        Value
----------------------------------------------------------------------
TECHNOLOGY - 4.7% (continued)
QLogic Corp.*                                  5,700        $  72,276
Red Hat, Inc.*                                10,200          205,326
Salesforce.com, Inc.*                          3,800          145,046
Seagate Technology*                           35,500          371,330
Silicon Laboratories, Inc.*                    2,800          106,344
Synopsys, Inc.*                                2,700           52,677
Teradyne, Inc.*                                7,600           52,136
Texas Instruments, Inc.                       11,400          242,820
Varian Semiconductor*                          2,900           69,571
Xilinx, Inc.                                  18,400          376,464

UTILITIES - 2.4%
Allegheny Energy, Inc.                         9,800          251,370
Consolidated Edison, Inc.                      7,500          280,650
Duke Energy Corp.                             33,000          481,470
Entergy Corp.                                  5,900          457,368
Exelon Corp.                                   7,550          386,636
FPL Group, Inc.                                6,700          380,962
Pepco Holdings, Inc.                          14,000          188,160
Pinnacle West Capital Corp.                   10,700          322,605
Progress Energy, Inc.                         12,200          461,526
SCANA Corp.                                   13,600          441,592
Southern Co.                                  20,800          648,128
TECO Energy, Inc.                             15,800          188,494
                                                        -------------

TOTAL COMMON STOCK - 58.7%
       (Cost $114,474,958)                              $ 106,057,931
                                                        -------------


**Securities are non-income producing
ADR - American Depository Receipt

                    See Notes to Financial Statements


ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2009


                                                              Principal
Fixed Income Securities             Coupon      Maturity         Amount    Value
-------------------------------------------------------------------------------------
BASIC MATERIALS - 2.1%
BHP Billiton Finance USA Ltd         7.250    03/01/2016     $  500,000    $  562,731
ArcelorMittal USA Partnership        9.750    04/01/2014      2,000,000     2,095,479
Westvaco Corp.                       7.650    03/15/2027      1,350,000     1,199,057

COMMUNICATIONS - 6.5%
CBS Corp.                            8.625    08/01/2012      1,000,000     1,000,303
Comcast Holdings Corp.              10.625    07/15/2012      2,000,000     2,340,000
COX Communications, Inc.             6.850    01/15/2018      1,050,000     1,065,515
Deutsche Telekom International       8.500    06/15/2010      1,900,000     1,998,164
TW, Inc.                             9.150    02/01/2023      2,000,000     2,168,532
Viacom, Inc.                         5.750    04/30/2011      1,000,000     1,023,762
Verizon New Jersey, Inc.             8.000    06/01/2022        650,000       681,274
Vodafone Group PLC                   5.375    01/30/2015      1,500,000     1,530,048

CONSUMER, CYCLICAL - 1.6%
CVS Caremark Corp.                   5.750    06/01/2017      2,000,000     2,010,335
Macy's Retail Holdings, Inc.         7.450    09/15/2011      1,000,000       958,513

CONSUMER, NON-CYCLICAL - 3.5%
Anheuser-Busch InBev*                7.750    01/15/2019      2,000,000     2,187,312
Genentech, Inc.                      4.750    07/15/2015      1,000,000     1,033,197
Kraft Foods, Inc.                    6.125    02/01/2018      1,000,000     1,033,923
Teva Pharmaceutical Finance          5.550    02/01/2016      2,000,000     2,068,676

ENERGY - 3.3%
ConocoPhillips                       5.750    02/01/2019      1,000,000     1,051,014
Marathon Oil Canada Corp.            8.375    05/01/2012      1,350,000     1,486,823
Noble Corp.                          5.875    06/01/2013      1,000,000     1,014,420
StatoilHydro ASA                     7.500    10/01/2016      1,000,000     1,166,635
TransCanada Pipelines Ltd            7.690    06/30/2016      1,100,000     1,243,492

FINANCIAL - 10.2%
AIG Retirement Services, Inc.        8.125    04/28/2023        500,000       152,910
American Express Bank                5.500    04/16/2013      2,000,000     1,962,738
Bank One Corp.                      10.000    08/15/2010        750,000       797,601
Deutsche Bank Trust Corp.            7.500    11/15/2015      1,000,000     1,009,034
CitiFinancial, Inc.                  6.625    06/01/2015      1,250,000     1,122,978
Comerica Bank                        7.125    12/01/2013        940,000       875,337
Goldman Sachs Group, Inc.            6.875    01/15/2011      1,000,000     1,057,208
HSBC Finance Corp.                   6.375    11/27/2012      1,000,000     1,017,146
Invesco Ltd                          5.625    04/17/2012      1,000,000       920,936
Jefferies Group, Inc.                6.450    06/08/2027      2,000,000     1,471,206
Morgan Stanley                       6.750    10/15/2013      1,000,000     1,051,830
Morgan Stanley                       4.750    04/01/2014      1,000,000       944,590
National Rural Utilities Coop.      10.375    11/01/2018      1,500,000     1,880,735
New York Life Global Funding*        5.250    10/16/2012      1,000,000     1,058,864
Ohio National Financial Services*    7.000    07/15/2011      1,000,000       985,935
Santander Financial Issuances        6.375    02/15/2011      1,000,000       997,907
TIAA Global Markets, Inc.*           5.125    10/10/2012      1,000,000     1,045,859


             See Notes to Financial Statements


ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2009

Fixed Income Securities                                       Principal
and Short-Term Investments          Coupon      Maturity         Amount    Value
-------------------------------------------------------------------------------------
INDUSTRIAL - 2.1%
Burlington Northern Santa Fe         5.750    03/15/2018    $ 1,000,000   $ 1,023,239
Clark Equipment Co.                  8.000    05/01/2023        500,000       470,548
Koninklijke Philips Electronics      7.250    08/15/2013      1,000,000     1,105,671
United Parcel Service of America     8.375    04/01/2020      1,000,000     1,275,721

MORTGAGE SECURITIES - 5.1%
Chase Mortgage Finance Corp.         6.500    05/25/2036      1,130,310       729,718
Countrywide Alternative Loan         6.000    06/25/2037      1,654,674       387,500
Fannie Mae Pool                      7.000    04/01/2033        687,426       750,664
Freddie Mac Gold Pool                6.500    06/01/2024        626,618       673,235
Freddie Mac Gold Pool                7.000    10/01/2031        956,249     1,038,769
Freddie Mac Gold Pool                6.500    02/01/2032      1,001,477     1,073,478
Freddie Mac Gold Pool                6.500    08/01/2032        796,253       853,499
Freddie Mac Gold Pool                6.500    12/01/2032      1,100,524     1,181,021
Freddie Mac Gold Pool                6.500    04/01/2033        486,375       521,950
Lehman Mortgage Trust                6.000    09/25/2036      1,137,846       506,164
MASTR Asset Securitization           6.250    05/25/2036        924,266       844,620
Residential Asset Securitization     6.500    06/25/2037      1,525,357       632,785

UTILITIES - 4.0%
Detroit Edison Co.                   6.400    10/01/2013      1,000,000     1,092,267
Entergy Gulf States, Inc.            5.250    08/01/2015      1,750,000     1,669,906
Michigan Consolidated Gas Co.        8.250    05/01/2014      1,050,000     1,191,646
Monongahela Power Co.*               7.950    12/15/2013      1,004,000     1,068,934
PSEG Power LLC                       5.500    12/01/2015      2,000,000     1,987,018
                                                                        -------------
TOTAL FIXED-INCOME SECURITIES - 38.4%
     (Cost $73,218,249)                                                    69,350,372
SHORT-TERM INVESTMENTS - 1.1%
     Fifth Third Institutional Money Market Fund
     (Cost $2,128,422)                                                      2,128,422
TOTAL INVESTMENTS IN SECURITIES - 98.2%
     (Cost $189,821,629)                                                  177,536,725

OTHER ASSETS LESS LIABILITIES - 1.8%                                        3,243,844
                                                                        -------------
TOTAL NET ASSETS - 100.0%                                               $ 180,780,569
                                                                        =============


**Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At June 30, 2009, the aggregate market value of these securities amounted to $6,346,904 or 3.51% of net assets.

                         See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND
SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
JUNE 30, 2009

[EDGAR REFERENCE - PIE CHART FOR SUMMARY OF PORTFOLIO
HOLDINGS AS OF JUNE 30, 2009]

Investment Grade..................... 67.8%
High Yield........................... 15.2%
Government Agency..................... 9.1%
Mortgage-Backed....................... 5.5%
Cash & Other Assets................... 2.4%


             Top Ten Holdings*
Carolina Power & Light Co. 8.625% 2021......... 1.20%
ArcelorMittal USA Partnership 9.750% 2014...... 1.13%
StatoilHydro ASA 7.500% 2016................... 1.08%
Altria Group, Inc. 9.700% 2018................. 1.06%
Wellpoint, Inc. 5.875% 2017.................... 1.06%
Hess Corp. 8.125% 2019......................... 1.06%
Anheuser-Busch InBev 7.750% 2019............... 1.01%
TW, Inc. 9.150% 2023........................... 1.01%
Duke Energy Corp. 6.300% 2014.................. 1.00%
AstraZeneca PLC 5.900% 2017.................... 0.99%


* Percentages based on Total Net Assets


ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2009

                                                              Principal
Fixed Income Securities             Coupon      Maturity         Amount    Value
-------------------------------------------------------------------------------------
BASIC MATERIALS - 4.5%
ArcelorMittal USA Partnership        9.750    04/01/2014    $ 3,500,000   $ 3,667,090
Freeport-McMoRan Copper              8.250    04/01/2015      3,000,000     3,030,000
Rio Tinto Finance USA Ltd            7.125    12/01/2013        500,000       535,584
Steel Dynamics, Inc.                 7.375    11/01/2012      3,000,000     2,842,500
Teck Resources Ltd*                  9.750    05/15/2014      2,000,000     2,070,000
Westvaco Corp.                       7.650    03/15/2027      2,700,000     2,398,113

COMMUNICATIONS - 10.1%
CBS Corp.                            8.625    08/01/2012        750,000       750,227
CBS Corp.                            5.625    08/15/2012      2,000,000     1,972,118
Comcast Cable Communications         8.500    05/01/2027      1,000,000     1,043,656
Comcast Holdings Corp.              10.625    07/15/2012      1,500,000     1,755,000
COX Communications, Inc.             6.850    01/15/2018      1,250,000     1,268,470
COX Enterprises, Inc.*               7.375    07/15/2027      1,000,000       972,359
DirecTV Holdings LLC                 6.375    06/15/2015      3,000,000     2,775,000
GTE Corp.                            8.750    11/01/2021      1,500,000     1,704,597
Liberty Media LLC                    5.700    05/15/2013      3,000,000     2,595,000
Michigan Bell Telephone Co.          7.850    01/15/2022      2,000,000     2,189,106
News America Holdings, Inc.          8.500    02/23/2025      2,300,000     2,335,261
Qwest Corp.                          8.875    03/15/2012      3,000,000     3,022,500
Rogers Communications, Inc.          8.000    12/15/2012      3,000,000     3,090,000
TW, Inc.                             9.150    02/01/2023      3,000,000     3,252,798
Verizon New Jersey, Inc.             8.000    06/01/2022      1,000,000     1,048,114
Viacom, Inc.                         6.250    04/30/2016      3,000,000     2,955,480

CONSUMER, CYCLICAL - 4.5%
GameStop Corp.                       8.000    10/01/2012      3,000,000     3,022,500
CVS Caremark Corp.                   5.750    06/01/2017      3,000,000     3,015,503
Home Depot, Inc.                     5.875    12/16/2036      3,000,000     2,646,792
Royal Caribbean Cruises Ltd          8.750    02/02/2011      3,000,000     2,865,000
Toro Co.                             7.800    06/15/2027      2,177,000     1,697,583
Wynn Las Vegas LLC                   6.625    12/01/2014      1,400,000     1,204,000

CONSUMER, NON-CYCLICAL - 11.1%
Altria Group, Inc.                   9.700    11/10/2018      3,000,000     3,439,337
Anheuser-Busch InBev*                7.750    01/15/2019      3,000,000     3,280,968
Archer-Daniels-Midland Co.           8.375    04/15/2017      1,000,000     1,155,141
AstraZeneca PLC                      5.900    09/15/2017      3,000,000     3,212,490
CIGNA Corp.                          7.650    03/01/2023      1,500,000     1,344,528
CIGNA Corp.                          7.875    05/15/2027      1,000,000       856,911
Corrections Corp of America          7.750    06/01/2017      3,000,000     2,955,000
FBG Finance Ltd*                     5.125    06/15/2015      2,000,000     1,873,540
Kraft Foods, Inc.                    6.125    02/01/2018      3,000,000     3,101,769
Land O' Lakes, Inc.                  9.000    12/15/2010      3,000,000     3,037,500
McKesson Corp.                       6.500    02/15/2014      2,000,000     2,133,838
Teva Pharmaceutical Finance          5.550    02/01/2016      3,000,000     3,103,014
UnitedHealth Group, Inc.             5.375    03/15/2016      3,000,000     2,821,632
WellPoint, Inc.                      5.875    06/15/2017      3,500,000     3,425,468


                       See Notes to Financial Statements


ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2009

                                                              Principal
Fixed Income Securities             Coupon      Maturity         Amount    Value
-------------------------------------------------------------------------------------
ENERGY - 12.7%
ANR Pipeline Co.                    9.625     11/01/2021     $ 2,000,000   $ 2,828,932
ConocoPhillips                      5.750     02/01/2019       1,000,000     1,051,014
Hess Corp.                          8.125     02/15/2019       3,000,000     3,415,362
Husky Energy, Inc.                  6.200     09/15/2017       2,575,000     2,612,489
Kerr-McGee Corp.                    6.875     09/15/2011         500,000       527,333
National Oilwell Varco, Inc.        6.125     08/15/2015       2,500,000     2,379,738
Noble Corp.                         5.875     06/01/2013       3,000,000     3,043,260
Plains Exploration & Production     7.750     06/15/2015       2,500,000     2,337,500
Pride International, Inc.           7.375     07/15/2014       2,000,000     1,985,000
StatoilHydro ASA                    7.500     10/01/2016       3,000,000     3,499,905
Suncor Energy, Inc.                 6.100     06/01/2018       3,000,000     3,015,939
Sunoco, Inc.                        4.875     10/15/2014       2,000,000     1,863,076
Swift Energy Co.                    7.625     07/15/2011       3,000,000     2,805,000
Transocean, Inc.                    7.375     04/15/2018       2,000,000     2,211,464
Ultramar Diamond Shamrock Corp.     7.200     10/15/2017       2,250,000     2,200,793
USX Corp.                           9.375     02/15/2012       2,150,000     2,335,889
USX Corp.                           9.375     05/15/2022         250,000       287,589
Weatherford International, Inc.     6.350     06/15/2017       3,000,000     2,970,789

FINANCIAL - 18.7%
AIG Retirement Services, Inc.       8.125     04/28/2023       2,000,000       611,640
American Express Bank               5.500     04/16/2013       3,000,000     2,944,107
BB&T Corp.                          6.850     04/30/2019       3,000,000     3,119,892
Caterpillar Financial Services      5.450     04/15/2018       2,000,000     1,904,108
Citigroup, Inc.                     7.250     10/01/2010       1,000,000       995,889
Citigroup, Inc.                     6.125     11/21/2017       2,000,000     1,753,522
Comerica Bank                       7.125     12/01/2013       1,500,000     1,396,815
Comerica Bank                       8.375     07/15/2024         200,000       141,555
Deutsche Bank Trust Corp.           7.500     11/15/2015       2,500,000     2,522,585
Fairfax Financial Holdings Ltd      7.750     04/26/2012       1,000,000       972,500
Farmers Insurance Exchange*         8.625     05/01/2024       2,000,000     1,613,640
General Electric Capital Corp.      5.250     10/19/2012       1,000,000     1,027,977
General Electric Capital Corp.      5.625     05/01/2018       3,000,000     2,837,349
Goldman Sachs Group, Inc.           6.750     10/01/2037       2,500,000     2,222,485
Hospitality Properties Trust        5.625     03/15/2017       1,000,000       746,434
Host Hotels & Resorts LP            6.875     11/01/2014       2,000,000     1,800,000
HSBC America Capital Trust II*      8.380     05/15/2027       1,000,000       905,884
HSBC Finance Corp.                  6.375     11/27/2012       1,000,000     1,017,146
Icahn Enterprises LP                7.125     02/15/2013       3,000,000     2,707,500
Invesco Ltd                         5.375     02/27/2013       2,000,000     1,748,730
Invesco Ltd                         5.625     04/17/2012       1,000,000       920,936
Jefferies Group, Inc.               6.450     06/08/2027       3,000,000     2,206,809
JPMorgan Chase & Co.                6.300     04/23/2019       3,000,000     3,017,472
Merrill Lynch & Co., Inc.           6.875     04/25/2018       3,000,000     2,776,668
MetLife, Inc.                       6.750     06/01/2016       1,000,000     1,018,055
Morgan Stanley                      5.950     12/28/2017       3,000,000     2,878,680
National Rural Utilities Coop.     10.375     11/01/2018       2,500,000     3,134,558
Nationsbank Corp.*                 10.200     07/15/2015       1,000,000     1,045,842
New England Mutual Life             7.875     02/15/2024       1,650,000     1,492,719


                        See Notes to Financial Statements



ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2009

                                                              Principal
Fixed Income Securities             Coupon      Maturity         Amount    Value
--------------------------------------------------------------------------------------
FINANCIAL - 18.7% (continued)
Ohio National Financial Services*   7.000     07/15/2011     $ 2,000,000   $ 1,971,870
Santander Financial Issuances       6.375     02/15/2011         750,000       748,430
Security Benefit Life Insurance*    8.750     05/15/2016       2,000,000       200,000
Travelers Property Casualty Corp.   7.750     04/15/2026       2,000,000     2,062,802
Washington Mutual Finance           6.875     05/15/2011       1,000,000     1,021,050
Wells Fargo & Co.                   5.625     12/11/2017       3,000,000     2,952,999

INDUSTRIAL - 7.2%
Allied Waste North America, Inc.    7.250     03/15/2015       3,000,000     3,045,000
Bombardier, Inc.*                   6.750     05/01/2012       2,250,000     2,115,000
Burlington Northern, Inc.           8.750     02/25/2022       1,750,000     2,097,380
Canadian Pacific Railway Co.        6.500     05/15/2018       3,000,000     2,981,580
Clark Equipment Co.                 8.000     05/01/2023         500,000       470,548
Federal Express Corp                9.650     06/15/2012       1,047,000     1,175,681
Gulfmark Offshore, Inc.             7.750     07/15/2014       2,375,000     2,173,125
Ingersoll-Rand Co.                  9.000     08/15/2021         305,000       295,808
Joy Global, Inc.                    6.000     11/15/2016       3,000,000     2,795,211
Koninklijke Philips Electronics     7.250     08/15/2013       2,000,000     2,211,342
Northrop Grumman                    9.375     04/15/2021         750,000       932,396
Pactiv Corp.                        7.950     12/15/2025       2,500,000     2,344,678
Stagecoach Transport Holdings       8.625     11/15/2009         500,000       499,550

MORTGAGE SECURITIES - 14.5%
Banc of America Alternative Loan    6.000     11/25/2046       1,231,697       609,498
Banc of America Funding Corp.       6.000     03/25/2037       2,235,042     1,735,928
Banc of America Mortgage            6.000     05/25/2037       2,343,977     1,656,715
Chase Mortgage Finance Corp.        6.500     05/25/2036       1,999,297     1,290,728
Countrywide Alternative Loan        5.500     09/25/2035       1,685,747       981,421
Countrywide Alternative Loan        6.250     07/25/2036         811,256       389,106
Countrywide Alternative Loan        6.000     07/25/2036         453,831       276,408
Countrywide Alternative Loan        6.000     12/25/2036       1,037,264       461,420
Countrywide Alternative Loan        6.000     05/25/2037       2,142,176     1,246,312
Countrywide Alternative Loan        6.000     05/25/2037       1,790,793       697,056
Countrywide Alternative Loan        6.000     06/25/2037       2,482,011       581,250
Countrywide Home Loan               5.750     05/25/2037       1,760,883       804,563
Credit Suisse Mortgage Capital      6.500     03/25/2036         699,124       394,896
Credit Suisse Mortgage Capital      6.250     06/25/2036       1,882,314       874,982
Fannie Mae Pool                     7.000     02/01/2032       1,354,077     1,486,112
Fannie Mae Pool                     7.000     03/01/2032       1,349,680     1,477,340
Fannie Mae Pool                     7.000     04/01/2033       1,075,205     1,174,115
Freddie Mac Gold Pool               6.500     06/01/2024       1,462,110     1,570,883
Freddie Mac Gold Pool               7.000     10/01/2031       1,631,918     1,772,744
Freddie Mac Gold Pool               6.500     02/01/2032       1,603,931     1,719,245
Freddie Mac Gold Pool               7.000     05/01/2032       2,121,551     2,300,197
Freddie Mac Gold Pool               6.500     08/01/2032       1,061,670     1,137,998
Freddie Mac Gold Pool               6.500     04/01/2033       1,459,123     1,565,850
Freddie Mac Gold Pool               7.000     09/01/2033         478,491       518,032
Freddie Mac Gold Pool               6.500     10/01/2038       2,829,452     3,010,168
Ginnie Mae I pool                   6.500     09/15/2038       1,992,165     2,115,508


                   See Notes to Financial Statements
                                -27-


ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2009

Fixed Income Securities                                       Principal
and Short-Term Investments          Coupon      Maturity         Amount    Value
--------------------------------------------------------------------------------------
MORTGAGE SECURITIES - 14.5% (continued)
Ginnie Mae I pool                   6.500     10/15/2038     $ 2,272,269   $ 2,412,955
Ginnie Mae I pool                   6.500     10/15/2038       2,498,689     2,653,393
Ginnie Mae II pool                  6.500     09/20/2038       2,157,872     2,286,001
Ginnie Mae II pool                  7.000     10/20/2038       1,949,683     2,086,735
Lehman Mortgage Trust               6.436     04/25/2036       1,580,885     1,140,194
Lehman Mortgage Trust               6.000     09/25/2036       2,095,481       932,162
Lehman Mortgage Trust               6.613     06/25/2037       2,195,368     1,283,879
MASTR Alternative Loans Trust       6.500     12/25/2033         227,551       196,796
Merrill Lynch Mortgage Investors    6.250     10/25/2036       2,566,522     1,034,623
Residential Asset Securitization    6.500     06/25/2037       2,745,643     1,139,013

TECHNOLOGY - 5.0%
Affiliated Computer Services, Inc.  5.200     06/01/2015       3,000,000     2,550,000
Dell, Inc.                          5.625     04/15/2014       3,000,000     3,168,351
Hewlett-Packard Co.                 5.500     03/01/2018       2,000,000     2,102,384
International Business Machines     8.375     11/01/2019       2,000,000     2,471,174
Oracle Corp.                        5.750     04/15/2018       3,000,000     3,164,529
Xerox Corp.                         7.625     06/15/2013       2,760,000     2,779,958

UTILITIES - 9.3%
Carolina Power & Light Co.          8.625     09/15/2021       3,000,000     3,864,660
Commonwealth Edison Co.             6.150     09/15/2017       2,155,000     2,238,834
Delmarva Power & Light Co.          6.400     12/01/2013       3,000,000     3,199,560
Detroit Edison Co.                  6.400     10/01/2013       2,000,000     2,184,534
Duke Energy Corp.                   6.300     02/01/2014       3,000,000     3,238,917
Entergy Louisiana LLC               5.090     11/01/2014       2,500,000     2,482,405
Monongahela Power Co.*              7.950     12/15/2013       3,000,000     3,194,025
PSEG Power LLC                      5.500     12/01/2015       2,000,000     1,987,018
CenterPoint Energy Houston          9.150     03/15/2021       2,300,000     2,685,749
Southern California Edison Co.      4.150     09/15/2014       3,000,000     3,047,781
Southern Co Capital Funding, Inc.   5.750     11/15/2015       2,000,000     1,933,928
                                                                         -------------
TOTAL FIXED INCOME SECURITIES - 97.6%
     (Cost $338,387,250)                                                   315,720,539

SHORT-TERM INVESTMENTS - 1.1%
      Fifth Third Institutional Money Market Fund
      (Cost $3,410,400)                                                      3,410,400

TOTAL INVESTMENTS IN SECURITIES - 98.7%
      (Cost $341,797,650)                                                  319,130,939

OTHER ASSETS LESS LIABILITIES - 1.3%                                         4,244,163
                                                                         -------------
TOTAL NET ASSETS - 100.0%                                                $ 323,375,102
                                                                         =============



**Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At June 30, 2009, the aggregate market value of these securities amounted to $19,243,128 or 5.95% of net assets.


               See Notes to Financial Statements
                               -28-

ADVANCE CAPITAL I - CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2009

[EDGAR REFERENCE - PIE CHART FOR SUMMARY OF PORTFOLIO
HOLDINGS AS OF JUNE 30, 2009]

Consumer Non-Cyclical..... 19.9%
Communications............ 17.0%
Financial................. 15.3%
Technology................ 13.7%
Energy.................... 13.0%
Industrial................ 12.0%
Cash & Other Assets.......  5.0%
Consumer Cyclical.........  2.5%
Basic Materials...........  1.6%


          Top Ten Holdings*
Liberty Media Corp..................... 4.91%
Johnson & Johnson...................... 4.03%
Computer Sciences Corp................. 3.35%
Chevron Corp........................... 3.10%
Oracle Corp............................ 2.97%
ConocoPhilips.......................... 2.95%
Check Point Software Tech.............. 2.80%
Altria Group Inc....................... 2.76%
Boeing Co.............................. 2.73%
Northrop Grumman Corp.................. 2.71%

  * Percentages based on Total Net Assets

ADVANCE CAPITAL I - CORE EQUITY FUND
SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
JUNE 30, 2009


Common Stock                                  Shares        Value
----------------------------------------------------------------------
BASIC MATERIALS - 1.6%
Freeport-McMoRan*                             2,705         $  135,548

COMMUNICATIONS - 17.0%
Cisco Systems, Inc.*                         11,820            220,443
Google, Inc.*                                   235             99,074
Harris Corp.                                  6,745            191,288
Harris Stratex Networks, Inc.*                1,604             10,394
Liberty Media Corp.*                         12,320            167,059
Liberty Media Corp.*                         16,000            427,200
Symantec Corp.*                              10,005            155,878
Time Warner, Inc.                             8,376            210,991

CONSUMER, CYCLICAL - 2.5%
Wal-Mart Stores, Inc.                         4,460            216,042

CONSUMER, NON-CYCLICAL - 19.9%
Altria Group, Inc.                           14,625            239,704
Biogen Idec, Inc.*                            1,805             81,496
CIGNA Corp.                                   6,275            151,165
Eli Lilly & Co.                               3,785            131,112
Forest Laboratories, Inc.*                    4,670            117,264
Johnson & Johnson                             6,180            351,024
Kraft Foods, Inc.                             3,460             87,676
Pfizer, Inc.                                 14,060            210,900
Philip Morris International                   2,990            130,424
Procter & Gamble Co.                          1,700             86,870
UnitedHealth Group, Inc.                      5,585            139,513

ENERGY - 13.0%
Apache Corp.                                  2,110            152,237
Chevron Corp.                                 4,070            269,638
ConocoPhillips                                6,110            256,987
Exxon Mobil Corp.                             2,430            169,881
Transocean Ltd*                               2,870            213,212
Valero Energy Corp.                           3,940             66,547

FINANCIAL - 15.3%
ACE Ltd                                       2,910            128,709
American Express Co.                          3,445             80,062
Bank of America Corp.                         7,805            103,026
Berkshire Hathaway, Inc.*                        66            191,118
HCC Insurance Holdings, Inc.                  5,615            134,816
JPMorgan Chase & Co.                          5,090            173,620


    Common Stock
Short-Term Investments                        Shares        Value
----------------------------------------------------------------------
FINANCIAL - 15.3% (continued)
Loews Corp.                                   5,395         $  147,823
Travelers Cos., Inc.                          3,235            132,764
US Bancorp                                    7,295            130,726
Wells Fargo & Co.                             4,385            106,380

INDUSTRIAL - 12.0%
Boeing Co.                                    5,585            237,363
Burlington Northern Santa Fe                  1,225             90,087
General Dynamics Corp.                        3,200            177,248
General Electric Co.                         10,135            118,782
L-3 Communications Holdings                   2,710            188,020
Northrop Grumman Corp.                        5,165            235,937

TECHNOLOGY - 13.7%
Check Point Software Tech.*                  10,370            243,384
Computer Sciences Corp.*                      6,570            291,051
EMC Corp.*                                   14,615            191,457
Microsoft Corp.                               8,935            212,385
Oracle Corp.                                 12,055            258,218

TOTAL COMMON STOCK - 95.0%
     (Cost $10,376,874)                                      8,262,543

SHORT-TERM INVESTMENTS - 4.8%
      Fifth Third Inst. Money Market Fund
      (Cost $422,970)                                          422,970

TOTAL INVESTMENTS IN SECURITIES - 99.8%
      (Cost $10,799,844)                                     8,685,513

OTHER ASSETS LESS LIABILITIES - 0.2%                            14,170
                                                          ------------
TOTAL NET ASSETS - 100.0%                                 $  8,699,683
                                                          ============


*Securities are non-income producing
                     See Notes to Financial Statements



ADVANCE CAPITAL I, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
JUNE 30, 2009

                                            EQUITY         BALANCED       RETIREMENT        CORE EQUITY
                                         GROWTH FUND         FUND         INCOME FUND           FUND
                                      -----------------------------------------------------------------
ASSETS
 Investments in securities at value   $   83,970,710    $ 177,536,725   $ 319,130,939    $    8,685,513
    (Cost $97,394,008;$189,821,629;
     $341,797,650;$10,799,844,
     respectively)

Cash                                          16,776           46,015          97,976               756

Receivables
  Dividends and interest                      46,548        1,280,614       4,571,317            11,482
  Securities sold                            153,128          367,371       3,512,967           149,831
  Capital shares receivable                   39,510               40          51,694                 0
  From adviser                             1,905,586        2,003,454          66,197                 0
  Money market interest                           95              850           1,001               190
Prepaid expenses                              35,836           67,213         115,497             5,285
                                      -----------------------------------------------------------------
Total assets                              86,168,189      181,302,282     327,547,588         8,853,057

LIABILITIES
  Cash overdraft                             199,280                0               0                 0
  Accounts payable and accrued expenses        2,789            3,966           5,657               870
  Securities purchased                             0          377,538       3,780,123           152,504
  Capital shares payable                      91,831          133,512         347,976                 0
  Distributions payable                            0            6,697          38,730                 0
                                      -----------------------------------------------------------------
Total liabilities                            293,900          521,713       4,172,486           153,374
                                      -----------------------------------------------------------------
Net assets                                85,874,289      180,780,569     323,375,102         8,699,683
                                      =================================================================

NET ASSETS
 Retail shares
  Net assets                              85,767,278      180,658,913     321,786,054         8,396,153
  Number of shares outstanding             5,737,681       14,699,585      41,280,692         1,205,680
  Net asset value                      $       14.95    $       12.29   $        7.80     $        6.96
                                       ================================================================
 Institutional shares
  Net assets                                 107,011          121,656       1,589,048           303,530
  Number of shares outstanding                 7,179            9,924         203,746            43,422
  Net asset value                      $       14.91    $       12.26   $        7.80     $        6.99
                                       ================================================================

 Net assets consist of
  Paid-in capital                        125,505,089      256,335,895     418,919,328        12,926,137
  Accumulated undistributed net
   investment income                         129,946           43,575           2,122            38,433
  Accumulated net realized
   loss on investments                   (26,337,448)     (63,313,997)    (72,879,637)       (2,150,556)
  Net unrealized depreciation
   in value of investments               (13,423,298)     (12,284,904)    (22,666,711)       (2,114,331)
                                      -----------------------------------------------------------------
  Net assets                          $   85,874,289    $ 180,780,569   $ 323,375,102     $   8,699,683
                                      =================================================================


               See Notes to Financial Statements


ADVANCE CAPITAL I, INC.
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED JUNE 30, 2009


                                            EQUITY         BALANCED       RETIREMENT        CORE EQUITY
                                         GROWTH FUND         FUND         INCOME FUND           FUND
                                      -----------------------------------------------------------------
INVESTMENT INCOME
  Interest                            $       78,990    $   2,956,862   $   1,929,457    $        1,869
  Dividends                                  409,908        1,213,424               0            88,641
  Securities lending income, net              26,041           30,412          17,907                 0
                                      -----------------------------------------------------------------
  Total investment income                    514,939        4,200,698      11,947,364            90,510

EXPENSES
  Investment advisory fees                   276,934          629,500         817,204            32,220
  Distribution fees - Retail Class            98,787          224,679         406,557             9,969
  Transfer agent and shareholder
   reporting costs                            28,155           57,859         102,363             2,579
  Custodian fees                               6,455           15,592          10,698             4,312
  Directors fees and expenses                  6,492           14,698          27,102               663
  Professional fees                           18,782           43,934          85,032              (438)
  Registration and filing fees                 3,665            4,257           4,624             2,635
  Other operating expenses                     3,790            3,286           4,400               137
                                      -----------------------------------------------------------------
  Total expenses                             443,060          993,805       1,457,980            52,077
                                      -----------------------------------------------------------------
NET INVESTMENT INCOME                         71,879        3,206,893      10,489,384            38,433

REALIZED LOSS ON INVESTMENTS
  Proceeds from securities sold           42,166,991       96,446,971     151,386,601         1,960,503
  Cost of securities sold                (51,778,451)    (119,598,878)   (166,984,249)       (2,773,183)
                                      -----------------------------------------------------------------
  Net realized loss on investments        (9,611,460)     (23,151,907)    (15,597,648)         (812,680)

UNREALIZED LOSS ON INVESTMENTS
  Depreciation, Beginning of year        (34,255,456)     (41,391,221)    (52,407,380)       (3,382,790)
  Depreciation, End of period            (13,423,298)     (12,284,904)    (22,666,711)       (2,114,331)
                                      -----------------------------------------------------------------
  Net change in unrealized loss
   on investments                         20,832,158       29,106,317      29,740,669         1,268,459
                                      -----------------------------------------------------------------
NET GAIN ON INVESTMENTS                   11,220,698        5,954,410      14,143,021           455,779
                                      -----------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS           $   11,292,577    $   9,161,303   $  24,632,405     $     494,212
                                      =================================================================


                    See Notes to Financial Statements
                                  -32-


ADVANCE CAPITAL I, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                          EQUITY GROWTH FUND               BALANCED FUND
                                                      (Unaudited)                     (Unaudited)
                                                       Six months      Year            Six months      Year
                                                       ended           ended           ended           ended
                                                       June 30,        December 31,    June 30,        December 31,
                                                       2009            2008            2009            2008
                                                  --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                     $      71,879      $      (27,396)  $    3,206,893  $     8,024,764
  Net realized loss on investments                    (9,611,460)        (16,695,215)     (23,151,907)     (40,006,995)
  Net change in unrealized loss on investments        20,832,158         (78,434,706)      29,106,317      (85,864,337)
                                                  --------------------------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                         11,292,577         (95,157,317)       9,161,303     (117,846,568)


 Distributions to Shareholders:
  Net investment income
   Retail shares                                               0                   0       (3,204,732)      (8,077,935)
   Institutional shares                                        0                   0           (2,161)          (4,364)
  Net realized gain on investments
   Retail shares                                               0            (131,227)               0         (135,076)
   Institutional shares                                        0                (147)               0              (79)
                                                  --------------------------------------------------------------------
 Total distributions to shareholders                           0            (131,374)      (3,206,893)      (8,217,454)

 Share Transactions:
  Retail shares
   Net proceeds from sale of shares                    3,727,298          10,579,930        7,018,184       24,858,434
   From adviser                                           30,209           2,020,399            4,664        2,124,247
   Reinvestment of distributions                               0             129,469        3,158,723        8,095,915
   Cost of shares reacquired                         (13,249,612)        (54,260,586)     (35,670,797)    (109,092,577)
                                                  --------------------------------------------------------------------
   Net change                                         (9,492,105)        (41,530,788)     (25,489,226)     (74,013,981)
                                                  --------------------------------------------------------------------
 Institutional shares
  Net proceeds from sale of shares                         7,800              49,700                0           10,000
  From adviser                                                36                  91                0               11
  Reinvestment of distributions                                0                 144                1              145
  Cost of shares reacquired                               (7,896)                  0                0           (6,434)
                                                  --------------------------------------------------------------------
  Net change                                                 (60)             49,935                1            3,722
                                                  --------------------------------------------------------------------
  Net decrease derived from share transactions        (9,492,165)        (41,480,853)     (25,489,225)     (74,010,259)

NET ASSETS
 Beginning of year                                    84,073,877         220,843,421      200,315,384      400,389,665
                                                  --------------------------------------------------------------------
 End of period                                     $  85,874,289       $  84,073,877    $ 180,780,569    $ 200,315,384
                                                  ====================================================================

NUMBER OF SHARES
 Retail shares
  Sold                                                   267,922             536,237          598,259        1,609,904
  Shares issued from reinvestment of distributions             0              10,534          275,212          552,680
  Reacquired                                          (1,056,893)         (3,174,033)      (3,134,062)      (7,866,419)
                                                  --------------------------------------------------------------------
  Net change                                            (788,971)         (2,627,262)      (2,260,591)      (5,703,835)
                                                  --------------------------------------------------------------------
 Institutional shares
  Sold                                                       593               2,330                0              593
  Shares issued from reinvestment of distributions             0                  12                0               10
  Reacquired                                                (633)                  0                0             (596)
                                                  --------------------------------------------------------------------
  Net change                                                 (40)              2,342                0                7
                                                  --------------------------------------------------------------------
 Net decrease in shares outstanding                     (789,011)         (2,624,920)      (2,260,591)      (5,703,828)

 Outstanding:
  Beginning of year                                    6,533,871           9,158,791       16,970,100       22,673,928
                                                  --------------------------------------------------------------------
  End of period                                        5,744,860           6,533,871       14,709,509       16,970,100
                                                  ====================================================================


                        See Notes to Financial Statements


ADVANCE CAPITAL I, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                                                      RETIREMENT INCOME FUND             CORE EQUITY FUND
                                                      (Unaudited)                    (Unaudited)
                                                       Six months     Year            Six months      Year
                                                       ended          ended           ended           ended
                                                       June 30,       December 31,    June 30,        December 31,
                                                       2009           2008            2009            2008
                                                  --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income                           $   10,489,384      $   23,668,625  $      38,433   $      71,137
  Net realized loss on investments                   (15,597,648)        (40,944,950)      (812,680)     (1,337,876)
  Net change in unrealized loss on investments        29,740,669         (49,723,953)     1,268,459      (3,382,790)
                                                  --------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from operations                          24,632,405         (67,000,278)       494,212      (4,649,529)

 Distributions to Shareholders:
  Net investment income
   Retail shares                                     (10,434,776)        (23,498,704)             0         (71,136)
   Institutional shares                                  (54,608)           (296,931)             0              (1)
                                                  --------------------------------------------------------------------
 Total distributions to shareholders                 (10,489,384)        (23,795,635)             0          (71,137)

 Share Transactions:
  Retail shares
   Net proceeds from sale of shares                   14,975,257          87,120,122        423,272       15,171,510
   From adviser                                           12,444              68,873              0                0
   Reinvestment of distributions                      10,252,626          23,076,657              0           63,014
   Cost of shares reacquired                         (58,366,874)        (86,646,005)      (986,606)      (2,136,903)
                                                  --------------------------------------------------------------------
   Net change                                        (33,126,547)         23,619,647       (563,334)      13,097,621

  Institutional shares
   Net proceeds from sale of shares                            0           4,788,239        300,000          250,000
   From adviser                                                0               1,316              0                0
   Reinvestment of distributions                           2,204               7,763              0                0
   Cost of shares reacquired                            (318,924)         (5,385,450)             0         (158,150)
                                                  --------------------------------------------------------------------
   Net change                                           (316,720)           (588,132)       300,000           91,850
                                                  --------------------------------------------------------------------
  Net increase (decrease) derived from
   share transactions                                (33,443,267)         23,031,515       (263,334)      13,189,471

NET ASSETS
 Beginning of year                                   342,675,348         410,439,746      8,468,805                0
                                                  --------------------------------------------------------------------
 End of period                                    $  323,375,102       $ 342,675,348    $ 8,699,683      $ 8,468,805
                                                  ====================================================================

NUMBER OF SHARES
 Retail shares
  Sold                                                 2,001,760          10,454,190         64,819        1,579,011
  Shares issued from reinvestment of distributions     1,365,815           2,708,489              0            9,680
  Reacquired                                          (7,795,654)        (10,499,646)      (159,951)        (287,878)
                                                  --------------------------------------------------------------------
Net change                                            (4,428,079)          2,663,033        (95,132)       1,300,813
                                                  --------------------------------------------------------------------
 Institutional shares
  Sold                                                         0             511,957         43,415           25,000
  Shares issued from reinvestment of distributions           297                 947              0                0
  Reacquired                                             (43,486)           (637,114)             0          (24,994)
                                                  --------------------------------------------------------------------
 Net change                                              (43,189)           (124,210)        43,415                6
                                                  --------------------------------------------------------------------
 Net increase (decrease) in shares outstanding        (4,471,268)          2,538,823        (51,717)       1,300,819

 Outstanding:
  Beginning of year                                   45,955,706          43,416,883      1,300,819                0
                                                  --------------------------------------------------------------------
  End of period                                       41,484,438          45,955,706      1,249,102        1,300,819
                                                  ====================================================================


                        See Notes to Financial Statements

           NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. ORGANIZATION OF THE COMPANY
Advance Capital I, Inc. (the "COMPANY") is a Maryland Corporation organized on March 6, 1987 that commenced operations on August 5, 1987. The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company (a mutual fund) offering shares in the following portfolios: Equity Growth Fund, Balanced Fund, Retirement Income Fund and the Core Equity Fund (collectively the "Funds"). Advance Capital Management, Inc. ("MANAGEMENT" or "Adviser") (a wholly owned subsidiary of Advance Capital Group, Inc.) is the COMPANY's investment adviser.

The Funds offer Retail Class shares and Institutional Class shares, each of which has equal rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. The two share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Under the COMPANY's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Note 2. ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the COMPANY.

SECURITY VALUATION
Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service. The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

FAIR VALUE MEASUREMENT
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of the fair value hierarchy are described below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's investments as of June 30, 2009:


                                  Equity          Balanced      Retirement      Core
Valuation Inputs                  Growth Fund     Fund          Income Fund     Equity Fund
----------------------------------------------------------------------------------------------
Level 1 - Quoted Prices:

          Common Stock            $ 83,970,710    $106,057,931  $          0    $  8,262,543
          Short-term Investments             0       2,128,422     3,410,400         422,970

Level 2 - Other Significant
          Observable Inputs:

          Fixed Income Securities            0      69,350,372   315,520,539               0

Level 3 - Significant
          Unobservable Inputs:

          Fixed Income Securities            0               0       200,000               0
----------------------------------------------------------------------------------------------
Total Market Value
of Investments                    $ 83,970,710    $177,536,725  $319,130,939    $  8,685,513
----------------------------------------------------------------------------------------------


The following is a reconciliation of the Level 3 investments in fixed income securities for the period ended June 30, 2009:

                                  Equity          Balanced      Retirement      Core
Valuation Inputs                  Growth Fund     Fund          Income Fund     Equity Fund
----------------------------------------------------------------------------------------------
Balance as of 12/31/08            $  611,436      $  736,674    $  782,370      $        0

Accrued discounts/premiums                 0               0             0               0

Realized gain/loss                  (914,404)     (1,057,220)     (424,074)              0

Change in unrealized appreciation
 (depreciation)                      552,708         598,535       316,003               0

Net purchases (sales)               (249,740)       (277,989)     (474,299)              0

Transfers in to (out of) level 3           0               0             0               0
----------------------------------------------------------------------------------------------
Balance as of 6/30/09            $         0      $        0    $  200,000      $        0
----------------------------------------------------------------------------------------------


Allocation of Income, Expenses, Gains and Losses
Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated on a daily basis to each class of shares based upon their relative net assets. Class-specific fees and expenses are charged directly to the respective share class.

FEDERAL INCOME TAXES
It is each Fund's policy to meet the requirements to qualify each year as a registered investment company under Subchapter M of the Internal Revenue Code. Each Fund intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided. Capital losses are available to offset future capital gains, if any.

As of and during the period June 30, 2009, there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2005.

NEW ACCOUNTING PRONOUNCEMENTS
In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the "Statement") was issued, and is effective for fiscal years and interim periods beginning after November 15, 2008. This Statement provides for additional disclosures related to derivative instruments and their impact on fund performance. Management has evaluated the application of this Statement to the Funds, and has determined that there is no impact to the Funds' financial statements and no additional disclosure is required.

In September 2008, FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and is effective for fiscal years and interim periods ending after November 15, 2008. This Staff Position amends FASB Statement No. 133 to require disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument and amends FASB Interpretation No. 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee. Management has evaluated the application of these Statements to the Funds, and has determined that there is no impact to the Funds' financial statements and no additional disclosure is required.

DIVIDENDS
Income dividends in the Balanced Fund and Retirement Income Fund are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month. Income dividends in the Equity Growth Fund and Core Equity Fund, if any, are declared annually and paid on the last business day of the year. Capital gain distributions, if any, are declared annually and paid in December.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

OTHER
Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes. Paydown gains and losses on mortgage-backed and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations. Net investment losses, for which no carryover is permitted, are offset against paid in capital. MANAGEMENT has evaluated subsequent events through August 31, 2009, the date the financial statements were issued.


Note 3. SECURITIES LENDING
Credit Suisse, New York Branch, served as the lending manager for the Funds pursuant to a Securities Lending Management Agreement (the
"Lending Agreement"). The Lending Agreement was terminated on March 27, 2009. As of that date, all outstanding loans had been recalled, all loaned securities were returned to the funds and all cash collateral was returned to the borrowers.

Note 4. TRANSACTIONS WITH AFFILIATES
T. Rowe Price Associates, Inc. ("TRPA") serves as sub-adviser for that portion of the portfolio of assets of the Equity Growth Fund and Balanced Fund which are determined by MANAGEMENT to be invested in common stocks. Seizert Capital Partners, LLC ("Seizert") serves as sub-adviser for the Core Equity Fund. Advance Capital Services, Inc. ("SERVICES") (also a wholly owned subsidiary of Advance Capital Group, Inc.) is the distributor of the COMPANY's shares. Advance Capital Group, Inc. ("GROUP") is the COMPANY's Administrator, Transfer Agent and Dividend Disbursing Agent. For services provided by MANAGEMENT, the COMPANY pays a fee on an annual basis equal to .70% of the average daily net assets for the first $500 million and .65% of the average daily net assets exceeding $500 million of the Equity Growth and Balanced Funds and .50% of the average daily net assets for the first $500 million and .45% of the average daily net assets exceeding $500 million of the Retirement Income Fund and .80% of the average daily net assets of the Core Equity Fund. For its services, TRPA is paid a fee by MANAGEMENT on an annual basis equal to .20% of the average daily net assets of the Equity Growth Fund and that portion of the Balanced Fund invested in common stocks for the first $100 million of assets managed and .15% of the average daily net assets exceeding $100 million.
For its services, Seizert is paid a fee by MANAGEMENT on an annual basis equal to .40% of the average daily net assets of the Core Equity Fund. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY will compensate SERVICES for expenses incurred in connection with the distribution of Retail Class shares of the Equity Growth, Balanced Retirement Income and Core Equity, at .25% of each fund's average daily net assets.

The COMPANY was charged investment advisory fees of $1,755,858 by MANAGEMENT for the six months ended June 30, 2009. The COMPANY was charged distribution fees of $739,992 by SERVICES for Retail Class shares for the six months ended June 30, 2009.

Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY. Director's fees are only paid to independent directors and consist of a $16,400 annual retainer. The Chairman of the Board receives an additional 50% in compensation.

Note 5. NOTE RECEIVABLE FROM ADVISER
During October 2008, the COMPANY determined it had incorrectly valued the securities purchased with the cash collateral received from the securities lending program resulting in an overstatement of net assets. Reimbursements to the funds impacted by this error are represented as receivables from the Adviser. The receivables were established as unsecured promissory notes. The terms of the notes include payment over 7 years at an interest rate of 3.5% above the prime rate, reset from time to time as the prime rate changes, with interest and principle payable over 84 monthly installments. The effective date of the notes is January 1, 2009. The notes may be repaid in full or in part at any time without penalty.

Note 6. INVESTMENT PORTFOLIO TRANSACTIONS
The cost of purchases and proceeds from sales of investments, other than short-term obligations and U.S. Government securities, for the six months ended June 30, 2009 were as follows:

                  Equity                        Retirement     Core
                  Growth Fund   Balanced Fund   Income Fund    Equity Fund
                 ----------------------------------------------------------
  Purchases      $ 8,124,375    $43,765,847     $ 91,499,965   $1,765,641
  Sales           11,387,183     60,735,338      124,603,513    1,960,503

The cost of purchases and proceeds from sales of U.S. Government securities excluded above were as follows:

                  Equity                        Retirement     Core
                  Growth Fund   Balanced Fund   Income Fund    Equity Fund
                 ----------------------------------------------------------
  Purchases          None          None            None           None
  Sales              None          None            None           None


At June 30, 2009, the gross unrealized net appreciation and depreciation of securities for financial reporting purposes consisted of the following:

                  Equity                        Retirement     Core
                  Growth Fund   Balanced Fund   Income Fund    Equity Fund
                 ----------------------------------------------------------
Unrealized
  Appreciation    $ 10,900,775  $ 10,219,610    $  7,251,403   $    235,658
Unrealized
  Depreciation     (24,324,073)  (22,504,514)    (29,918,114)    (2,350,989)
                 ----------------------------------------------------------
Net Unrealized
  Appreciation/
  (Depreciation)* ($13,423,298) ($12,284,904)   ($22,666,711)   ($2,114,331)

*The differences between book basis and tax basis unrealized appreciation is attributable primarily to tax deferral of losses on wash sales.

Note 7. AUTHORIZED SHARES
The COMPANY has one billion authorized shares of common stock, par value of $.001 per share. Each of the COMPANY's three portfolios has 150 million shares authorized for Retail Class shares and 100 million shares authorized for Institutional Class shares.



Note 8. FEDERAL INCOME TAX INFORMATION
The tax characteristics of distributions paid to shareholders during the period ended June 30, 2009 and the year ended December 31, 2008 were as follows:


                         Distributions                                 Total
Six months ended         Paid from         Long Term       Return of   Distributions
June 30, 2009            Ordinary Income   Captial Gain    Capital     Paid
-------------------------------------------------------------------------------------
Equity Growth Fund       $         0       $           0   $         0 $         0
Balanced Fund              3,206,893                   0             0   3,206,893
Retirement Income Fund    10,489,384                   0             0  10,489,384
Core Equity Fund                   0                   0             0           0



                         Distributions                                 Total
                         Paid from         Long Term       Return of   Distributions
2008                     Ordinary Income   Captial Gain    Capital     Paid
-------------------------------------------------------------------------------------
Equity Growth Fund       $        95,028   $       36,346   $     0    $    131,374
Balanced Fund                  8,217,754                0         0       8,217,754
Retirement Income Fund        23,797,706                0         0      23,797,706
Core Equity Fund                  71,137                0         0          71,137



ADDITIONAL INFORMATION (UNAUDITED)
RESULTS OF ANNUAL SHAREHOLDER VOTE
An Annual Meeting of Shareholders of the COMPANY was held at the Sheraton Detroit Novi, 21111 Haggerty Road, Novi, Michigan, on August 7, 2009, for the following purposes:

1. To elect five Directors to hold office until the next Annual Meeting of Shareholders or until their successors have been elected annd qualified.

Directors Elected at Meeting      Votes For
----------------------------      ------------
Joseph A. Ahern                    32,621,521
Susan Burns                        32,395,895
Robert J. Cappelli                 32,733,126
Janice Loichle                     32,648,198
Thomas L. Saeli                    32,605,742


2. To ratify the selection of Cohen Fund Audit Services, Ltd. as independent registered public accountants of the COMPANY for the fiscal year ending December 31, 2009.

Votes For:        32,196,858
Votes Against:       333,048
Votes to Abstain:    709,340


MANAGEMENT OF THE FUND
Advance Capital I, Inc. is managed by a Board of Directors. The Directors are responsible for managing the company's business affairs and for exercising all the company's powers except those reserved for the shareholders. Officers and Directors of the COMPANY, their addresses, and principal occupations during the last five years, are as follows:


                                                                                                 Number of    Other
                             Position(s) &      Year       Principal Occupations                 Portfolios   Directorships
Name and Address             Office(s)          Elected*   During Past 5 Years                   Overseen     Held **
-----------------------------------------------------------------------------------------------------------------------------
"INTERESTED" DIRECTORS ***
-----------------------------------------------------------------------------------------------------------------------------
Robert J. Cappelli           Director and       2004       President and Treasurer, Advance        4          None
One Towne Square             President                     Capital I, Inc.; President & Treasurer
Suite 444                                                  Advance Capital Services, Inc.
Southfield, MI 48076         Treasurer          1987
Age 57
-----------------------------------------------------------------------------------------------------------------------------
"NOT-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------
Joseph A. Ahern              Director           1995       Attorney; President Ahern Fluery        4          None
One Towne Square                                           since March 2009; Attorney;
Suite 444                    Independent                   President and Shareholder; Stark,
Southfield, MI 48076         Chairman           2005       Reagan, P.C., from prior to 2004 to
Age 51                                                     March 2009 (Attorneys)
-----------------------------------------------------------------------------------------------------------------------------
Susan E. Burns               Director           2008       President, St. John Health              4         None
One Towne Square                                           Foundation since July 2008;
Suite 444                                                  President, Wayne State University
Southfield, MI 48076                                       Foundation and Vice President,
Age 47                                                     Development and Alumni Affairs
                                                           from prior to 2003 until July 2008
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                                                                                 Number of    Other
                             Position(s) &      Year       Principal Occupations                 Portfolios   Directorships
Name and Address             Office(s)          Elected*   During Past 5 Years                   Overseen     Held **
-----------------------------------------------------------------------------------------------------------------------------
Janice E. Loichle            Director           2001       Retired; former Vice President,           4       None
One Towne Square                                           Chief Integration Officer and Chief
Suite 444                                                  of Local Exchange Operations, XO
Southfield, MI 48076                                       Communications, Inc. (formerly
Age 61                                                     NEXTLINK Communications);
                                                           President, NEXTLINK Solutions
                                                           (Telecommunications)
-----------------------------------------------------------------------------------------------------------------------------
Thomas L. Saeli              Director           2000       Chief Executive Officer, Noble            4       None
One Towne Square                                           International, Ltd., March 2006
Suite 444                                                  to April 2009 (Automotive Supplier);
Southfield, MI 48076                                       Vice President-Corporate Developement,
Age 52                                                     Lear Corporation from prior to 2004
                                                           until March 2006 (Automotive Supplier)
-----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
Christopher M. Kostiz        Vice President     2003       Vice President, Advance Capital           4       None
One Towne Square                                           I, Inc.; President, Advance Capital
Suite 444                                                  Management, Inc.; Senior Portfolio
Southfield, MI 48076                                       Manager, Advance Capital
Age 40                                                     Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------
Kathy J. Harkleroad          Vice President     1996       Vice President, CCO and Secretary,        4       None
One Towne Square             Chief Compliance              Advance Capital I, Inc. and Advance
Suite 444                    Officer and                   Captial Group, Inc.; Marketing
Southfield, MI 48076         Secretary                     Director, Advance Capital Services,
Age 55                                                     Inc.
-----------------------------------------------------------------------------------------------------------------------------
Julie A. Katynski            Vice President     2003       Vice President, Assistant Secretary       4       None
One Towne Square             and Assistant                 and Controller, Advance Capital
Suite 444                    Secretary                     Group, Inc.
Southfield, MI 48076
Age 43
-----------------------------------------------------------------------------------------------------------------------------

* There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors in the year in which they reach the age of 70.

** This column includes only directorships of companies required to register or file reports with the Commission under the Securities Exchange Act of 1934 (that is, "public companies") or other investment companies registered under the 1940 Act.

***Officers of the Funds are "interested persons" as defined in the Investment
   Company Act of 1940.

EXPENSE EXAMPLES:
As a shareholder of the Advance Capital I, Inc. Funds, you incur ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Advance Capital I, Inc. Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 through June 30, 2009.Actual Expenses

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.


                           Beginning         Ending           Expense Paid         Expense Ratio
                           Account Value     Account Value    During Period*       During Period
                           1/1/09            6/30/09          1/1/09 - 6/30/09     1/1/09 - 6/30/09
----------------------------------------------------------------------------------------------------------
Equity Growth Fund
  Retail shares            $ 1,000.00        $  1,161.60      $      5.95            1.11%
  Institutional shares       1,000.00           1,163.90             4.61            0.86%
----------------------------------------------------------------------------------------------------------
Balanced Fund
  Retail shares            $ 1,000.00        $  1,060.10      $      5.62            1.10%
  Institutional shares       1,000.00           1,061.60             4.34            0.85%
----------------------------------------------------------------------------------------------------------
Retirement Income Fund
  Retail shares            $ 1,000.00        $  1,079.20       $     4.59            0.89%
  Institutional shares       1,000.00           1,080.50             3.30            0.64%
----------------------------------------------------------------------------------------------------------
Core Equity Fund
  Retail shares            $ 1,000.00        $  1,069.10       $     6.57            1.28%
  Institutional shares       1,000.00           1,073.70             4.52            0.88%


*Expenses are equal to the average account value times each Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below provides information about the hypothetical values and hypothetical expenses based on each Advance Capital I, Inc. Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



                           Beginning         Ending           Expense Paid         Expense Ratio
                           Account Value     Account Value    During Period*       During Period
                           1/1/09            6/30/09          1/1/09 - 6/30/09     1/1/09 - 6/30/09
----------------------------------------------------------------------------------------------------------
Equity Growth Fund
  Retail shares            $ 1,000.00        $ 1,019.29        $   5.56               1.11%
  Institutional shares       1,000.00          1,020.53            4.31               0.86%
----------------------------------------------------------------------------------------------------------
Balanced Fund
  Retail shares            $ 1,000.00        $ 1,019.34        $   5.51               1.10%
  Institutional shares       1,000.00          1,020.58            4.26               0.85%
----------------------------------------------------------------------------------------------------------
Retirement Income Fund
  Retail shares            $ 1,000.00        $ 1,020.38        $   4.46               0.89%
  Institutional shares       1,000.00          1,021.62            3.21               0.64%
----------------------------------------------------------------------------------------------------------
Core Equity Fund
  Retail shares            $ 1,000.00        $ 1,018.45        $   6.41               1.28%
  Institutional shares       1,000.00          1,020.43            4.41               0.88%


*Expenses are equal to the average account value times each Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

PROXY VOTING
The policies and procedures that Advance Capital I, Inc. uses to determine how to vote proxies relating to portfolio securities is available on the SEC's website at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2009 is available at (1) without charge, upon request, by calling (800) 345-4783, and
(2) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE
The Advance Capital I, Inc. Funds file with the SEC a complete schedule of its portfolio holdings as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) This information is also available without charge , upon request, by calling (800) 345-4783.

                               BLANK PAGE

ADVANCE CAPITAL I, INC.                       SEMI-ANNUAL REPORT
                                                   June 30, 2009

                         ADVANCE CAPITAL I LOGO


Investment Advisor:
Advance Capital Management, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076


Sub-Advisors:
(Equity Growth and Balanced Funds)
T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

(Core Equity Fund)
Seizert Capital Partners, LLC
185 West Oakland
Birmingham, MI 48009


Distributor:
Advance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037


Administrator and Transfer Agent:                     AN INVESTMENT COMPANY
Advance Capital Group, Inc.                                 WITH FOUR FUNDS
P.O. Box 3144
Southfield, Michigan 48037                               EQUITY GROWTH FUND
                                                               BALANCE FUND
                                                     RETIREMENT INCOME FUND
Custodian:                                                 CORE EQUITY FUND
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263


Officers:
Robert J. Cappelli, President & Treasurer
Christopher M. Kostiz, Vice President
Kathy J. Harkleroad, Vice President,
Chief Compliance Officer & Secretary
Julie A. Katynski, Vice President & Assistant Secretary


Board of Directors:
Joseph A. Ahern
Susan E. Burns
Robert J. Cappelli
Janice E. Loichle
Thomas L. Saeli

Item 2.  Code of Ethics.

Not applicable for the semi-annual report.


Item 3.  Audit Committee Financial Expert.

Not applicable for the semi-annual report.


Item 4.  Principal Accountant Fees and Services.

Not applicable for the semi-annual report.


Item 5.  Audit Committee of Listed Registrant.

Not applicable because registrant's shares are not listed for trading on a national securities exchange.


Item 6.  Schedule of Investments.

Schedule I - Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under
Item 1 of this Form.


Item 7.  Disclosure of Proxy Voting Policies and Procedures for
Closed-end Management Investment Companies.

Not applicable for open-end investment companies.


Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

Not applicable for open-end investment companies.


Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.


Item 11.  Controls and Procedures.

 (a) The Company maintains a system of disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in its reports filed or submitted under the Investment Company Act of 1940, as amended (the "1940 Act"), is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms, and that such information is accumulated and communicated to management to allow timely decisions regarding required disclosures. The Company's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on their evaluation of the disclosure controls and procedures as of June 30, 2009, a date that is within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act
(17 CFR 270.30a-3(d))) that occurred during the registrant's second fiscal quarterof the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12.  Exhibits.

(a)(1)   Not applicable.
(a)(2)   Certification pursuant to Rule 30a-2(a) under the 1940 Act and
         Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(3)   Not applicable.
(b)      Certification  pursuant to Rule 30a-2(b) under the 1940 Act and
         Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).



SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ADVANCE CAPITAL I, INC.

By: /S/ Robert J. Cappelli
    ---------------------------------------------
       Robert J. Cappelli, President & Treasurer

Date: September 9, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities on the dates indicated.

By: /S/ Robert J. Cappelli
    ---------------------------------------------
       Robert J. Cappelli, President & Treasurer

Date: September 9, 2009


By: /S/ Christopher M. Kostiz
    --------------------------------------------
       Christopher M. Kostiz, Vice President

Date: September 9, 2009